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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-04782

                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of principal executive offices)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in 'SS''SS' 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

The Bond Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Fixed Income Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 14.7%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Fixed Income Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                        Principal
                                                        Amount($)     Value($)
                                                       ----------   ------------
U.S. Government and Government Agency Obligations
   (59.6%)
Federal Farm Credit Bank (1.2%)
3.60%, 10/29/07, Callable 10/29/04 @ 100                2,100,000      2,084,004
                                                                    ------------
Federal Home Loan Bank (11.6%)
2.875%, 9/15/06                                         1,850,000      1,846,058
4.40%, 11/20/06                                         4,500,000      4,626,531
5.05%, 2/6/13, Callable 5/17/04 @ 100                   5,795,000      5,757,008
5.00%, 2/7/13, Callable 2/7/05 @ 100                    6,085,000      6,040,348
6.25%, 8/27/18, Callable 8/27/04 @ 100                  2,200,000      2,205,405
                                                                    ------------
                                                                      20,475,350
                                                                    ------------
Federal Home Loan Mortgage Corp. (9.7%)
5.75%, 9/15/10                                          4,910,000      6,481,693
4.50%, 10/25/27                                         7,000,000      7,035,342
Pool #C00368, 8.50%, 10/1/24                               77,281         84,971
Pool #C00922, 8.00%, 2/1/30                               599,140        650,885
Pool #C54447, 7.00%, 7/1/31                               112,077        118,661
Pool #C60712, 6.50%, 11/1/31                            1,271,052      1,329,945
Pool #C80387, 6.50%, 4/1/26                                65,694         68,942
Pool #D62926, 6.50%, 8/1/25                                45,592         47,875
Pool #G00951, 6.00%, 7/1/28                               579,089        596,250
Pool #G01317, 7.00%, 10/1/31                              490,970        519,810
                                                                    ------------
                                                                      16,934,374
                                                                    ------------
Federal National Mortgage Association (19.1%)
6.75%, 1/25/08                                            426,186        428,379
4.625%, 5/1/13                                          3,300,000      3,171,020
5.75%, 11/7/17                                          2,575,000      2,600,191
6.25%, 5/15/29                                          1,798,000      1,919,196
6.625%, 11/15/30                                          500,000        558,884
5.50%, 8/1/33                                          11,897,051     11,939,941
Pool #253438, 8.50%, 9/1/30                               159,156        173,105
Pool #329530, 7.00%, 12/1/25                              176,078        187,095
Pool #329655, 7.00%, 11/1/25                              113,167        120,247
Pool #356905, 3.36%, 10/1/36, (b)                         493,687        510,076
Pool #398958, 6.50%, 10/1/12                              154,684        163,768
Pool #535332, 8.50%, 4/1/30                               126,307        137,506
Pool #535440, 8.50%, 8/1/30                               150,416        163,598
Pool #535608, 9.50%, 4/1/30                               234,073        264,979
Pool #548965, 8.50%, 7/1/30                               104,995        114,196
Pool #568486, 7.00%, 1/1/31                                95,448        101,070
Pool #573752, 8.50%, 2/1/31                               131,022        142,505
Pool #575328, 6.50%, 4/1/31                               215,869        225,549
Pool #623129, 6.50%, 1/1/32                             1,802,677      1,883,521
Pool #651901, 6.00%, 8/1/32                             2,028,403      2,083,249
Pool #695777, 5.50%, 4/1/33                             1,935,439      1,944,946

Pool #722985, 3.95%, 7/1/33                             4,725,372      4,730,719
                                                                    ------------
                                                                      33,563,740
                                                                    ------------
Government National Mortgage Association (3.0%)
Pool #346406, 7.50%, 2/15/23                              175,206        189,385
Pool #412530, 7.50%, 12/15/25                             198,325        214,022
Pool #587112, 6.00%, 6/15/32                            3,158,277      3,254,930
Pool #780804, 10.00%, 12/15/20                            141,417        158,191
Pool #780826, 9.50%, 5/15/18                               87,319         98,425
Pool #781300, 7.00%, 6/15/31                              428,811        456,016
Pool #781345, 6.00%, 10/15/31                             770,520        794,431
                                                                    ------------
                                                                       5,165,400
                                                                    ------------
U.S. Treasury Bonds (3.9%)
6.00%, 2/15/26                                          1,200,000      1,310,110
5.25%, 11/15/28                                         3,200,000      3,179,001
5.375%, 2/15/31                                         2,255,000      2,309,614
                                                                    ------------
                                                                       6,798,725
                                                                    ------------
U.S. Treasury Notes (11.1%)
2.00%, 11/30/04                                         4,000,000      4,006,564
1.625%, 3/31/05                                           800,000        798,844
1.625%, 2/28/06                                         3,000,000      2,961,798
2.75%, 6/30/06                                          4,000,000      4,007,968
3.625%, 7/15/09                                         2,540,000      2,532,459
4.00%, 2/15/14                                          4,365,000      4,205,917
5.50%, 8/15/28                                          1,000,000      1,026,953
                                                                    ------------
                                                                      19,540,503
                                                                    ------------
Total U.S. Government and Government Agency
   Obligations                                                       104,562,096
                                                                    ------------
Municipal Bonds (0.9%)
Urban and community development (0.9%)
Indianapolis Indiana Local Public Improvement,
   3.00%,10/15/05                                       1,500,000      1,510,050
                                                                    ------------
Total Municipal Bonds                                                  1,510,050
                                                                    ------------
Corporate Obligations (26.4%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp., 8.50%, 12/1/29                     300,000        381,578
                                                                    ------------
Finance (19.3%)
AIG SunAmerica Global Financing VI,
   6.30%, 5/10/11, (c)                                    642,000        696,186
Anthem Insurance, 9.125%, 4/1/10, (c)                     205,000        252,746
Anthem Insurance, 9.00%, 4/1/27, (c)                      305,000        407,018
AXA Financial, Inc., 6.50%, 4/1/08                        165,000        180,117
Capital One Bank, 5.125%, 2/15/14                         725,000        694,742
CIT Group, Inc., 7.375%, 4/2/07                         4,725,000      5,172,523
Citigroup, Inc., 7.25%, 10/1/10                           657,000        746,751
Citigroup, Inc., 5.625%, 8/27/12                        2,500,000      2,599,330
EOP Operating LP, 7.50%, 4/19/29                          163,000        174,699
Farmers Exchange Capital, 7.05%, 7/15/28, (c)             388,000        380,053
Farmers Insurance Exchange, 8.625%, 5/1/24, (c)           238,000        272,438
Florida Windstorm, 7.125%, 2/25/19, (c)                   608,000        698,217
Ford Motor Credit Co., 7.00%, 10/1/13                   3,150,000      3,206,246
General Electric Capital Corp., 8.75%, 5/21/07          1,300,000      1,487,259

General Electric Capital Corp., 7.375%, 1/19/10           447,000        509,174
General Electric Capital Corp., 6.875%, 11/15/10        1,200,000      1,345,334
General Motors Acceptance Corp., 8.00%, 11/1/31           775,000        786,964
Goldman Sachs Capital I, 6.345%, 2/15/34                  500,000        479,055
Goldman Sachs Group, Inc., 6.875%, 1/15/11              3,080,000      3,408,165
Hutchison Whampoa Finance CI Ltd., 7.45%,
   8/1/17, (c)                                            402,000        421,259
J.P. Morgan Chase & Co., 5.25%, 5/30/07                 3,500,000      3,657,231
Metropolitan Life Insurance Co., 7.80%, 11/1/25, (c)      275,000        322,722
Morgan Stanley, 5.80%, 4/1/07                           2,500,000      2,644,795
New York Life Insurance, 7.50%, 12/15/23, (c)             250,000        259,587
PNC Institutional Capital Trust A, 7.95%,
   12/15/26, (c)                                          187,000        200,166
Prudential Insurance Co., 8.30%, 7/1/25, (c)              548,000        669,595
Travelers Property Casualty Corp., 7.75%, 4/15/26       1,000,000      1,157,401
Washington Mutual, Inc., 4.625%, 4/1/14                 1,000,000        923,020
                                                                    ------------
                                                                      33,752,793
                                                                    ------------
Governments (Foreign) (0.3%)
United Mexican States, 8.125%, 12/30/19                   495,000        545,738
                                                                    ------------
Health Care (0.5%)
Health Net, Inc., 8.375%, 4/15/11                         295,000        347,337
Wyeth, 6.70%, 3/15/11                                     480,000        515,243
                                                                    ------------
                                                                         862,580
                                                                    ------------
Hotels & Lodging (0.2%)
Harrahs Operating Co., Inc., 8.00%, 2/1/11                287,000        323,201
                                                                    ------------
Media (0.2%)
Viacom, Inc., 6.625%, 5/15/11                             392,000        428,050
                                                                    ------------
Oil & Gas (1.2%)
Anadarko Finance Co., 6.75%, 5/1/11, (c)                1,250,000      1,384,285
Conoco, Inc., 6.95%, 4/15/29                              565,000        628,914
                                                                    ------------
                                                                       2,013,199
                                                                    ------------
Refuse Systems (0.1%)
Waste Management, Inc., 7.375%, 5/15/29                   160,000        177,101
                                                                    ------------
Rental - Auto and Equipment (2.0%)
Hertz Corp., 1.77%, 8/13/04, (b)                        3,500,000      3,499,839
                                                                    ------------
Telecommunications (1.7%)
Comcast Cable Communications Holdings, Inc.,
   8.375%, 3/15/13                                      2,200,000      2,608,193
Lenfest Communications, 7.625%, 2/15/08                   330,000        362,622
                                                                    ------------
                                                                       2,970,815
                                                                    ------------

Utilities (0.7%)
Pacific Gas & Electric Co., 4.80%, 3/1/14                 480,000        461,931
Pacific Gas & Electric Co., 6.05%, 3/1/34                 350,000        337,174
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14, (c)        348,000        394,980
                                                                    ------------
                                                                       1,194,085
                                                                    ------------
Total Corporate Obligations                                           46,148,979
                                                                    ------------
Collateralized Mortgage Obligations (3.7%)
Banc of America Commercial Mortgage, Inc. 00 2 A2,
   7.20%, 5/15/10                                         675,000        757,830
Chase Commercial Mortgage Securities Corp. 99 2 A2,
   7.20%, 1/15/32                                         700,000        786,125
DLJ Mortgage Acceptance Corp. IO 97 CF1 S, 0.94%,
   5/15/30, (b) (c)                                       735,746         12,914
Fannie Mae IO 00 16 PS, 7.15%, 10/25/29, (b)              202,797         15,118
Fannie Mae IO 01 4 SA, 6.14%, 2/17/31, (b)                518,004         49,970
Fannie Mae IO 200 32 SV, 7.19%, 3/18/30, (b)              108,820          5,592
Fannie Mae IO 270 2, 8.50%, 9/1/23, (d)                   117,031         25,460
Fannie Mae IO 296 2, 8.00%, 4/1/24, (d)                   131,684         27,504
Fannie Mae IO 306 2, 8.00%, 5/1/30, (d)                   200,992         38,293
FHA Weyerhauser, 7.43%, 1/1/24                             80,780         81,039
First Union-Chase Commercial
   Mortgage 99 C2 A2, 6.645%, 6/15/31                     597,000        649,908
Freddie Mac IO 1534 K, 5.96%, 6/15/23, (d)                360,500         32,021
Freddie Mac IO 2141 SD, 6.77%, 4/15/29, (d)               248,096         33,118
Freddie Mac IO 2247 SC, 6.12%, 8/15/30, (d)               188,894         10,962
GE Capital Commercial Mortgage Corp.  01 1 A1,
   6.08%, 5/15/33                                         279,744        296,454
GMAC Commercial Mortgage Securities, Inc. 98 C2 A2,
   6.42%, 5/15/35                                         587,000        634,756
GMAC Commercial Mortgage Securities, Inc. IO 96 C1
   X2, 1.84%, 10/15/28, (b)                               387,533         13,244
Government National Mortgage Association IO 99 29
   SD, 6.61%, 3/16/26, (b)                                135,183          4,949
Government National Mortgage Association IO 99 30 S,
   7.21%, 8/16/29, (b)                                    212,449         22,571
Government National Mortgage Association IO 99 30
   SA, 6.61%, 4/16/29, (b)                                266,548         25,537
Government National Mortgage Association IO 99 32
   SB, 6.61%, 7/16/27, (b)                                155,576          9,024

GS Mortgage Securities Corp. IO 97 GL X2, 0.90%,
   7/13/30, (b)                                           375,241          8,222
LB-UBS Commercial Mortgage Trust 00 C3 A1, 7.95%,
   7/15/09                                                299,667        324,363
LB-UBS Commercial Mortgage Trust 00 C4 A2, 7.37%,
   8/15/26                                                600,000        681,601
PNC Mortgage Acceptance Corp. 00 C2 A2, 7.30%,
   10/12/33                                               600,000        679,202
Ryland Mortgage Securities Corp. 94 4 C1, 3.83%,
   9/25/30, (b)                                           474,500        473,912
Salomon Brothers Mortgage Securities VII 00 C3 A2,
   6.59%, 12/18/33                                        650,000        711,899
                                                                    ------------
Total Collateralized Mortgage Obligations                              6,411,588
                                                                    ------------
Asset Backed Securities (4.8%)
Citibank Credit Card Issuance Trust 00 A3, 6.875%,
   11/16/09                                             1,115,000      1,224,807
Connecticut RRB Special Purpose Trust CL&P-1 01 1
   A5, 6.21%, 12/30/11                                    700,000        761,473
Detroit Edison Securitization Funding LLC 01 1 A3,
   5.875%, 3/1/10                                         357,000        377,968
Detroit Edison Securitization Funding LLC 01 1 A5,
   6.42%, 3/1/15                                          417,000        458,717
MBNA Master Credit Card Trust 00 E A, 7.80%,
   10/15/12                                               600,000        703,792
MBNA Master Credit Card Trust 99 B A, 5.90%, 8/15/11      527,000        567,047
Peco Energy Transition Trust 00 A A3, 7.625%, 3/1/10      600,000        684,341
Peco Energy Transition Trust 01 A A1, 6.52%,
   12/31/10                                               550,000        606,532
PSE&G Transition Funding LLC 01 1 A6, 6.61%, 6/15/15      355,000        395,444
Union Acceptance Corp. 01 C B, 4.73%, 11/9/09           2,500,000      2,562,500
                                                                    ------------
Total Asset Backed Securities                                          8,342,621
                                                                    ------------
Investment Companies (1.2%)
Investment Companies (1.2%)
HSBC Investor Money Market Fund                         2,100,752      2,100,752
                                                                    ------------
Class I Shares *
Total Investment Companies                                             2,100,752
                                                                    ------------
Total (Cost $162,520,055) (a) - 96.6%                               $169,076,086
                                                                    ============

----------
Percentages indicated are based on net assets of $175,016,677.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 7,910,032
Unrealized depreciation        (1,354,001)
                              -----------
Net unrealized appreciation   $ 6,556,031
                              ===========

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represents the rates that were in effect on July 31, 2004. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

* Investment in affiliate.

** The principal amount of the security is denominated in Euro.

HSBC Investor California Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                         Principal
                                                         Amount($)     Value($)
                                                         ---------   -----------
Variable Rate Demand Notes* - 76.7%
California - 74.0%
ABAG Finance Authority for Nonprofit Corporations
   Revenue, Point Loma Nazarene University, 1.16%,
   10/1/33, (LOC Allied Irish Bank PLC)                  1,000,000     1,000,000
Azusa Unified School District Certificate of
   Participation, 1.08%, 3/1/36, (FSA Insured)           2,000,000     2,000,000
California Educational Facilities Authority Revenue,
   University of Southern California, 1.05%, 10/1/33     4,000,000     4,000,000
California Health Facilities Financial Authority
   Revenue, 1.05%, 12/1/15, (MBIA Insured, SPA JP
   Morgan Chase)                                         4,050,000     4,050,000
California Health Facilities Financial Authority
   Revenue, 1.05%, 10/1/22, (LOC MBIA)                   4,325,000     4,325,000
California Housing Finance Agency, 1.03%, 8/1/15,
   (FSA Insured)                                         2,060,000     2,060,000
California Housing Finance Agency, 1.09%, 8/1/20,
   (AMBAC Insured)                                       2,700,000     2,700,000
California Housing Finance Agency, 1.14%, 2/1/31,
   (LOC FSA)                                             1,100,000     1,100,000
California Housing Finance Agency, 1.14%, 2/1/32,
   (FSA Insured)                                         3,195,000     3,195,000
California Housing Finance Agency, 1.03%, 2/1/35,
   (LOC FNMA)                                            4,000,000     4,000,000
California Housing Finance Agency, 1.11%, 2/1/37
   (LOC Landesbank)                                      1,600,000     1,600,000
California Housing Finance Agency, 1.11%, 8/1/37,
   (GO of Agency Insured, SPA FNMA)                      4,965,000     4,965,000
California Pollution Control Financing Authority
   Revenue, 1.85%, 6/1/06                                2,495,000     2,495,000
California Pollution Control Financing Authority
   Revenue, Colmac Energy Project, 1.08%, 12/1/16,
   AMT, (LOC Landesbank Hessen)                          1,600,000     1,600,000
California State Department of Water Resources Supply
   Revenue, 1.05%, 5/1/22, (LOC Landesbank Hessen)       3,655,000     3,655,000
California State Department of Water Resources Supply
   Revenue, 1.08%, 5/1/22, (LOC Bayerische Landesbank)   4,830,000     4,830,000

California State Economic Recovery, 1.08%, 7/1/23        5,000,000     5,000,000
California State Economic Recovery, 1.09%, 7/1/23        5,000,000     5,000,000
California State Economic Recovery, 1.09%, 7/1/23        1,000,000     1,000,000
California Statewide Communities Development
   Authority, 1.12%, 4/1/36, (JP Morgan Chase)           2,000,000     2,000,000
California Statewide Motion Picture Development
   Authority, 1.05%, 3/1/31, (LOC BNP Paribas)           1,180,000     1,180,000
Fremont Certificate of Participation, 1.08%, 8/1/32,
   (SPA DEXIA, AMBAC Insured)                            3,500,000     3,500,000
Fresno Sewer Revenue, 1.08%, 9/1/25, (FGIC Insured)      1,500,000     1,500,000
Kern County Certificate of Participation, Kern Public
   Facilities Project, 1.08%, 8/1/06, (LOC Bayerische
   Landesbank)                                           2,500,000     2,500,000
Los Angeles County Housing Authority for Multi-Family
   Housing Revenue, Canyon Country Villas Project,
   1.06%, 12/1/07, (FHLMC Insured)                       4,000,000     4,000,000
Los Angeles Department of Airport Revenue, 1.15%,
   5/15/20, (LOC Bayerische Landesbank, JP Morgan
   Chase)                                                2,000,000     2,000,000
Los Angeles Wastewater System Revenue, 1.15%, 12/1/31,
   (FGIC Insured)                                        1,500,000     1,500,000
Perris Unified School District Certificate of
   Participation, 1.00%, 12/1/33,
   (FSA Insured, SPA DEXIA)                              1,285,000     1,285,000
Perris Unified School District Certificate
   of Publication, 1.00%, 12/1/17,
   (FSA Insured, SPA DEXIA)                              1,000,000     1,000,000
Rancho Water District Financing Authority Revenue,
   3.00%, 8/1/29, (LOC FGIC)                             1,500,000     1,500,000
Turlock California Irrigation District, 1.08%, 1/1/31    1,000,000     1,000,000
William S. Hart Unified School District Certificate of
   Participation, 1.08%, 1/15/36, (FSA Insured, SPA
   First Union)                                          3,000,000     3,000,000
                                                                     -----------
                                                                      84,540,000
                                                                     -----------
Puerto Rico - 0.9%
Puerto Rico Public Finance Corp., 1.09%, 12/1/19,
   (AMBAC Insured, JP Morgan Chase)                      1,000,000     1,000,000
                                                                     -----------

Puerto Rico Commonwealth Government Development,
   1.02%, 12/1/15                                        2,104,000     2,104,000
                                                                     -----------
Total Variable Rate Demand Notes*                                     87,644,000
                                                                     -----------
Tax-Free Notes And Commercial Paper - 22.7%
California - 20.5%
Alameda Contra Costa California Transportation
   District, 3.00%, 7/7/05, (LOC BNP Paribas)            3,000,000     3,039,063
California Statewide Community Development Authority,
   1.04%, 8/2/04                                         1,000,000     1,000,000
Los Angeles County California, 3.00%, 6/30/05            4,700,000     4,759,078
Los Angeles Unified School District, 1.05%, 12/1/17,
   (LOC Bank of New York)                                5,600,000     5,600,000
San Diego California, 1.15%, 9/9/04                      5,000,000     5,000,000
San Joaquin Hills California Transportation,
   0.92%, 8/10/04, (LOC World Bank)                      4,000,000     4,000,000
                                                                     -----------
                                                                      23,398,141
                                                                     -----------
Puerto Rico - 2.2%
Puerto Rico Government Development Bank, 1.12%, 9/3/04   2,500,000     2,500,000
                                                                     -----------
Total Tax-Free Notes And Commercial Paper                             25,898,141
                                                                     -----------
INVESTMENT COMPANIES - 0.5%
Blackrock Provident California
Institutional Shares                                       625,518       625,518
Federated California Municipal Cash Trust                        1             1
                                                                     -----------
TOTAL INVESTMENT COMPANIES                                               625,519
                                                                     -----------
TOTAL INVESTMENTS (Cost $114,167,660) (a) - 99.9%                    114,167,660
                                                                     ===========

----------
Percentages indicated are based on net assets of $114,318,483.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2004. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

The Growth Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Growth Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 100.0%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                            Shares     Value($)
                                                          ---------   ----------
Common Stocks - 92.2%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.                                        12,300      651,777
                                                                      ----------
Biotechnology - 1.9%
Amgen, Inc. (b)                                              11,850      674,028
                                                                      ----------
Business Services - 3.4%
Cintas Corp.                                                  6,250      262,250
Manpower, Inc.                                                8,550      372,353
Paychex, Inc.                                                19,150      588,096
                                                                      ----------
                                                                       1,222,699
                                                                      ----------
Computer Software - 12.4%
Automatic Data Processing                                    10,200      428,196
Electronic Arts, Inc. (b)                                    11,400      571,482
First Data Corp.                                              2,700      120,447
International Game Technologies                              13,500      436,590
Lexmark International, Inc. (b)                               4,650      411,525
Microsoft Corp.                                              54,600    1,553,915
SAP AG                                                       23,910      956,639
                                                                      ----------
                                                                       4,478,794
                                                                      ----------
Computers - 2.5%
Dell, Inc. (b)                                               25,300      897,391
                                                                      ----------
Consumer Products - 12.3%
Avon Products, Inc.                                          23,200      997,832
Coach, Inc. (b)                                               8,600      367,994
Colgate-Palmolive Co.                                         6,650      353,780
Harley-Davidson, Inc.                                        15,628      935,648
Nike, Inc. Class B                                            5,150      374,457
The Coca-Cola Co.                                            11,100      486,846
The Estee Lauder Cos., Inc. Class A                           9,350      410,465
The Procter & Gamble Co.                                      9,600      500,640
                                                                      ----------
                                                                       4,427,662
                                                                      ----------
Diversified Manufacturing Operations - 6.4%
3M Co.                                                        5,650      465,334
Danaher Corp.                                                10,500      531,825
General Electric Co.                                         39,093    1,299,842
                                                                      ----------
                                                                       2,297,001
                                                                      ----------
Electronic Components & Semiconductors - 4.3%
Linear Technology Corp.                                       7,800      304,980
Maxim Integrated Products, Inc.                               6,050      291,005
Microchip Technology, Inc.                                   32,900      953,113
                                                                      ----------
                                                                       1,549,098
                                                                      ----------
Finance - 0.9%
Robert Half International, Inc.                              11,950      332,449
                                                                      ----------
Financial Services - 10.9%
Fannie Mae                                                    9,100      645,736
Goldman Sachs Group, Inc.                                    11,250      992,138
Morgan Stanley                                                7,000      345,310
SLM Corp.                                                    26,500    1,004,880
T. Rowe Price Group, Inc.                                     7,150      330,473
The Chicago Mercantile Exchange                               4,850      608,675
                                                                      ----------

                                                                       3,927,212
                                                                      ----------
Health Care - 8.6%
Boston Scientific Corp. (b)                                  16,550      633,203
Guidant Corp.                                                 9,450      522,774
Medtronic, Inc.                                              21,950    1,090,257
Zimmer Holdings, Inc. (b)                                    11,200      854,672
                                                                      ----------
                                                                       3,100,906
                                                                      ----------
Internet Related - 1.7%
eBay, Inc. (b)                                                8,000      626,640
                                                                      ----------
Leisure - 1.9%
Carnival Corp.                                               14,500      675,845
                                                                      ----------
Medical & Health Products - 1.4%
Biomet, Inc.                                                  5,050      222,150
Genentech, Inc. (b)                                           5,632      274,165
                                                                      ----------
                                                                         496,315
                                                                      ----------
Oil & Gas - 3.9%
Schlumberger Ltd.                                             6,500      418,080
Smith International, Inc. (b)                                16,650      970,362
                                                                      ----------
                                                                       1,388,442
                                                                      ----------
Pharmaceuticals - 6.4%
Alcon, Inc.                                                   4,600      352,360
Allergan, Inc.                                                4,800      363,072
Pfizer, Inc.                                                 38,700    1,236,852
Teva Pharmaceutical Industries Ltd. ADR                      11,300      334,480
                                                                      ----------
                                                                       2,286,764
                                                                      ----------
Retail - 7.5%
Costco Wholesale Corp. (b)                                   13,056      530,857
Home Depot, Inc.                                             10,400      350,688
Lowe's Cos., Inc.                                             6,650      323,988
Staples, Inc.                                                17,900      516,952
Wal-Mart Stores, Inc.                                         6,600      349,866
Walgreen Co.                                                 17,186      625,570
                                                                      ----------
                                                                       2,697,921
                                                                      ----------
Telecommunications - 3.5%
Cisco Systems, Inc. (b)                                      43,300      903,238
Research in Motion Ltd. (b)                                   5,700      351,519
                                                                      ----------
                                                                       1,254,757
                                                                      ----------
Transportation - 0.5%
Expeditors International of Washington, Inc.                  3,750      174,038
                                                                      ----------
Total Common Stocks                                                   33,159,739
                                                                      ----------
Investment Companies - 7.5%

HSBC Investor Money Market Fund Class I Shares *          2,702,624    2,702,624
                                                                      ----------
Total Investment Companies                                             2,702,624
                                                                      ----------

Total Investments (Cost $36,407,232) (a) - 99.7%                      35,862,363
                                                                      ==========

----------
Percentages indicated are based on net assets of $35,978,902.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation       $   784,658
Unrealized depreciation        (1,329,526)
                              -----------
Net unrealized depreciation   $  (544,868)
                              ===========

(b)  Represents non-income producing security.

HSBC Investor Growth and Income Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                            Shares     Value($)
                                                           -------   -----------
Common Stocks - 101.1%
Aerospace & Defense - 1.2%
United Technologies Corp.                                   25,100     2,346,850
                                                                     -----------
Air Freight & Logistics - 0.6%
United Parcel Service, Inc.                                 15,700     1,129,772
                                                                     -----------
Auto Parts & Equipment - 2.3%
Eaton Corp.                                                 46,800     3,025,152
Johnson Controls, Inc.                                      29,200     1,648,340
                                                                     -----------
                                                                       4,673,492
                                                                     -----------
Banking - 3.5%
Fifth Third Bancorp                                         51,700     2,551,912
The Bank of New York Co., Inc.                              83,400     2,396,082
Wells Fargo & Co.                                           37,000     2,124,170
                                                                     -----------
                                                                       7,072,164
                                                                     -----------
Biotechnology - 1.4%
Amgen, Inc. (b)                                             48,380     2,751,854
                                                                     -----------
Chemicals - 2.4%
The Dow Chemical Co.                                       121,400     4,842,646
                                                                     -----------
Commercial Services - 1.3%
Cendant Corp.                                              117,100     2,679,248
                                                                     -----------
Computer Software - 8.2%
Affiliated Computer Services, Inc. (b)                      54,150     2,810,385
Avaya, Inc. (b)                                            148,670     2,178,016
Microsoft Corp.                                            286,780     8,161,758
Oracle Corp. (b)                                           325,700     3,423,107
                                                                     -----------
                                                                      16,573,266
                                                                     -----------
Computers - 3.9%
Dell, Inc. (b)                                             128,400     4,554,348
Hewlett-Packard Co.                                        166,500     3,354,975
                                                                     -----------
                                                                       7,909,323
                                                                     -----------
Consumer Products - 8.8%
Altria Group, Inc.                                          58,270     2,773,652
Anheuser-Busch Cos., Inc.                                   27,700     1,437,630
Black & Decker Corp.                                        20,500     1,433,155
Colgate-Palmolive Co.                                       45,400     2,415,280
Harley-Davidson, Inc.                                       24,400     1,460,828
PepsiCo, Inc.                                               87,900     4,395,000
The Coca-Cola Co.                                           50,300     2,206,158
The Procter & Gamble Co.                                    34,400     1,793,960
                                                                     -----------
                                                                      17,915,663
                                                                     -----------
Diversified Manufacturing Operations - 7.9%
3M Co.                                                      19,600     1,614,256
General Electric Co.                                       281,700     9,366,525
SPX Corp. (b)                                               20,300       831,285
Tyco International Ltd.                                    137,600     4,265,600
                                                                     -----------
                                                                      16,077,666
                                                                     -----------
Electric Utilities - 1.7%
Exelon Corp.                                               100,275     3,499,598
                                                                     -----------
Electronic Components & Semiconductors - 2.3%
Intel Corp.                                                193,100     4,707,778
                                                                     -----------
Energy Equipment & Services - 1.6%
Nabors Industries Ltd. (b)                                  68,540     3,187,110
                                                                     -----------
Financial Services - 13.3%
Capital One Financial Corp.                                 48,200     3,341,224
Citigroup, Inc.                                             81,700     3,602,153
Fannie Mae                                                  83,200     5,903,872

Goldman Sachs Group, Inc.                                   40,500     3,571,695
GreenPoint Financial Corp.                                  67,900     2,758,777
Merrill Lynch & Co., Inc.                                   60,800     3,022,976
MGIC Investment Corp.                                       26,900     1,909,900
Prudential Financial, Inc.                                  58,900     2,742,384
                                                                     -----------
                                                                      26,852,981
                                                                     -----------
Health Care - 5.0%
Cardinal Health, Inc.                                       74,500     3,315,250
Caremark Rx, Inc. (b)                                       88,700     2,705,350
Express Scripts, Inc. (b)                                   16,300     1,069,280
Guidant Corp.                                               56,100     3,103,452
                                                                     -----------
                                                                      10,193,332
                                                                     -----------
Insurance - 3.9%
American International Group, Inc.                          51,000     3,603,150
Chubb Corp.                                                 62,900     4,326,262
                                                                     -----------
                                                                       7,929,412
                                                                     -----------
Media - 2.3%
Gannett Co., Inc.                                           21,800     1,812,452
Viacom, Inc. Class B                                        86,600     2,908,894
                                                                     -----------
                                                                       4,721,346
                                                                     -----------
Metals & Mining - 2.4%
Alcoa, Inc.                                                 41,150     1,318,035
Phelps Dodge Corp.                                          45,400     3,538,476
                                                                     -----------
                                                                       4,856,511
                                                                     -----------
Oil & Gas - 4.4%
Exxon Mobil Corp.                                          192,800     8,926,640
                                                                     -----------
Pharmaceuticals - 7.6%
Abbott Laboratories                                         49,800     1,959,630
Johnson & Johnson                                           62,100     3,432,267
Pfizer, Inc.                                               225,500     7,206,980
Wyeth                                                       80,900     2,863,860
                                                                     -----------
                                                                      15,462,737
                                                                     -----------
Retail - 7.9%
Best Buy Co., Inc.                                          50,100     2,412,816
Home Depot, Inc.                                           125,900     4,245,348
McDonald's Corp.                                            76,900     2,114,750
Wal-Mart Stores, Inc.                                      135,400     7,177,554
                                                                     -----------
                                                                      15,950,468
                                                                     -----------
Telecommunications - 7.2%
Cisco Systems, Inc. (b)                                    269,900     5,630,114
Comcast Corp. Class A (b)                                   94,500     2,589,300
Motorola, Inc.                                              95,300     1,518,129
SBC Communications, Inc.                                    74,800     1,895,432
Verizon Communications, Inc.                                75,800     2,921,332
                                                                     -----------
                                                                      14,554,307
                                                                     -----------
Total Common Stocks                                                  204,814,164
                                                                     -----------
Total Investments (Cost $179,593,274) (a) - 101.1%                   204,814,164
                                                                     ===========

----------
Percentages indicated are based on net assets of $202,607,732.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $29,291,437
Unrealized depreciation        (4,070,547)
                              -----------
Net unrealized appreciation   $25,220,890
                              ===========

(b)  Represents non-income producing security.

The Limited Maturity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Limited Maturity Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 55.6%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Limited Maturity Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                          Principal
                                                           Amount $     Value $
                                                          ---------   ----------
U.S. Government and Government Agency Obligations -
   67.5%
Federal Home Loan Bank - 2.3%
5.75%, 5/15/12                                            1,500,000    1,596,095
                                                                      ----------
Federal Home Loan Mortgage Corp. - 19.1%
3.25%, 2/25/08                                            2,000,000    1,966,160
4.50%, 10/25/27                                           3,000,000    3,015,146
Pool #A11010, 5.00%, 7/1/33                               1,740,080    1,700,443
Pool #A14659, 6.50%, 10/1/33                              1,670,664    1,751,267
Pool #C01188, 7.00%, 6/1/31                                 470,112      497,727
Pool #C75371, 6.00%, 1/1/33                                 947,973      973,384
Pool #E92282, 5.50%, 11/1/17                              1,527,710    1,571,464
Pool #E96835, 4.50%, 6/1/18                               2,048,685    2,019,748
                                                                      ----------
                                                                      13,495,339
                                                                      ----------
Federal National Mortgage Association - 26.4%
5.75%, 2/15/08                                              500,000      534,374
4.00%, 9/2/08                                             1,000,000    1,001,240
5.50%, 3/15/11                                              750,000      791,297
4.625%, 5/1/13                                            1,250,000    1,201,144
Pool #535063, 6.50%, 12/1/14                                423,716      448,399
Pool #535933, 6.50%, 5/1/31                                 340,319      355,581
Pool #555427, 6.00%, 2/1/18                               2,368,955    2,475,224
Pool #593187, 7.00%, 11/1/31                              1,102,731    1,167,360
Pool #694985, 6.00%, 3/1/33                               1,768,211    1,815,487
Pool #695204, 5.50%, 3/1/33                               1,415,781    1,422,735
Pool #704439, 5.00%, 5/1/18                               2,087,455    2,105,720
Pool #722985, 3.95%, 7/1/33                               1,658,025    1,659,901
Pool #740686, 6.50%, 10/1/33                              1,605,853    1,679,962
Pool #753474, 5.50%, 11/1/33                              1,892,300    1,899,122
                                                                      ----------
                                                                      18,557,546
                                                                      ----------
Government National Mortgage Association - 6.2%
Pool #2687, 6.00%, 12/20/28                                 630,553      649,843
Pool #3415, 5.50%, 7/20/33                                1,726,179    1,737,584
Pool #612373, 6.00%, 11/15/33                             1,910,840    1,968,009
                                                                      ----------
                                                                       4,355,436
                                                                      ----------
U.S. Treasury Bonds - 0.7%
5.375%, 2/15/31                                             500,000      512,110
                                                                      ----------
U.S. Treasury Notes - 12.8%
5.625%, 2/15/06                                             500,000      524,336
5.50%, 2/15/08                                              750,000      804,961
3.125%, 4/15/09                                           3,000,000    2,932,851
3.625%, 7/15/09                                           1,750,000    1,744,804
4.875%, 2/15/12                                           1,000,000    1,041,875

4.00%, 2/15/14                                            1,000,000      963,555
4.75%, 5/15/14                                            1,000,000    1,021,445
                                                                      ----------
                                                                       9,033,827
                                                                      ----------
Total U.S. Government and Government Agency Obligations               47,550,353
                                                                      ----------
Corporate Obligations - 27.0%
Aerospace & Defense - 1.1%
Honeywell International, Inc., 5.125%, 11/1/06              750,000      781,003
                                                                      ----------
Auto Manufacturers - 1.1%
General Motors Corp., 7.20%, 1/15/11                        750,000      783,976
                                                                      ----------
Banking - 2.7%
Corestates Capital, 6.75%, 11/15/06                       1,000,000    1,077,061
Washington Mutual Financial Corp., 6.25%, 5/15/06           750,000      793,643
                                                                      ----------
                                                                       1,870,704
                                                                      ----------
Brokerage Services - 3.9%
Goldman Sachs Group, Inc., 5.70%, 9/1/12                    500,000      512,469
Goldman Sachs Group, Inc., 6.125%, 2/15/33                  750,000      721,535
Lehman Brothers Holdings, Inc., 6.25%, 5/15/06              500,000      527,441
Merrill Lynch & Co., 3.375%, 9/14/07                      1,000,000      991,250
                                                                      ----------
                                                                       2,752,695
                                                                      ----------
Consumer Products - 2.5%
Archer Daniels Midland Co., 5.935%, 10/1/32                 500,000      493,554
The Procter & Gamble Co., 4.00%, 4/30/05                  1,250,000    1,266,735
                                                                      ----------
                                                                       1,760,289
                                                                      ----------
Finance - 9.0%
CIT Group, Inc., 4.125%, 2/21/06                          1,000,000    1,017,969
Countrywide Home Loans, Inc., 5.50%, 8/1/06               1,250,000    1,303,282
Ford Motor Credit Co., 6.50%, 1/25/07                     1,250,000    1,318,262
General Motors Accept Corp., 4.50%, 7/15/06                 250,000      253,496
General Motors Accept Corp., 5.125%, 5/9/08                 500,000      504,987
MGIC Investment Corp., 6.00%, 3/15/07                       750,000      794,589
Morgan Stanley, 4.75%, 4/1/14                               750,000      700,566
Washington Mutual, Inc., 4.625%, 4/1/14                     500,000      461,510
                                                                      ----------
                                                                       6,354,661
                                                                      ----------
Governments (Foreign) - 1.1%
United Mexican States, 4.625%, 10/8/08                      750,000      747,000
                                                                      ----------
Insurance - 0.4%

Travelers Property Casualty Corp., 6.375%, 3/15/33          250,000      246,901
                                                                      ----------
Media - 2.1%
Comcast Corp., 5.30%, 1/15/14                             1,000,000      975,612
Time Warner, Inc., 6.125%, 4/15/06                          500,000      523,759
                                                                      ----------
                                                                       1,499,371
                                                                      ----------
Pharmaceuticals - 1.4%
Pfizer, Inc., 3.625%, 11/1/04                             1,000,000    1,004,697
                                                                      ----------
Retail (0.7%)
Wal-Mart Stores, Inc., 4.375%, 7/12/07                      500,000      512,862
                                                                      ----------
Telecommunications - 0.7%
Deutsche Telekom International Finance BV, 3.875%,
   7/22/08                                                  500,000      494,995
                                                                      ----------
Utilities (0.3%)
Pacific Gas & Electric Co., 1.81%, 4/3/06                   100,000      100,048
Pacific Gas & Electric Co., 4.80%, 3/1/14                   135,000      129,918
                                                                      ----------
                                                                         229,966
                                                                      ----------
Total Corporate Obligations                                           19,039,120
                                                                      ----------
Asset Backed Securities - 3.5%
Honda Auto Receivables Owner Trust 03 1 A4, 2.48%,
   7/18/08                                                2,500,000    2,484,014
                                                                      ----------
Total Asset Backed Securities                                          2,484,014
                                                                      ----------
Investment Companies - 1.2%
HSBC Investor Money Market Fund                             815,510      815,510
                                                                      ----------
Class I Shares *
Total Investment Companies                                               815,510
                                                                      ----------
Total Investments (Cost $69,860,680) (a) - 99.2%                      69,888,997
                                                                      ==========

----------
Percentages indicated are based on net assets of $70,477,811.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 622,491
Unrealized depreciation        (594,174)
                              ---------
Net unrealized appreciation   $  28,317
                              =========

*    Investment in affiliate

HSBC Investor Mid-Cap Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                           Shares      Value($)
                                                         ---------   -----------
Common Stocks - 98.1%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.                           22,100     1,351,415
                                                                     -----------
Auto Parts & Equipment - 1.9%
Eaton Corp.                                                 35,700     2,307,648
                                                                     -----------
Biotechnology - 1.5%
Genzyme Corp. (b)                                           14,900       764,072
Medimmune, Inc. (b)                                         24,080       554,803
Sepracor, Inc. (b)                                          10,700       491,879
                                                                     -----------
                                                                       1,810,754
                                                                     -----------
Chemicals - 1.5%
Lyondell Chemical Co.                                       98,400     1,788,912
                                                                     -----------
Commercial Services - 3.5%
Cendant Corp.                                               80,800     1,848,704
H & R Block, Inc.                                           20,000       982,600
Weight Watchers International, Inc. (b)                     35,100     1,359,774
                                                                     -----------
                                                                       4,191,078
                                                                     -----------
Communications - 0.8%
Harris Corp.                                                20,500       973,340
                                                                     -----------
Computer Hardware - 1.0%
Western Digital Corp. (b)                                  172,470     1,209,015
                                                                     -----------
Computer Software - 12.8%
Adobe Systems, Inc.                                         20,900       881,562
Affiliated Computer Services, Inc. (b)                      46,700     2,423,729
Avaya, Inc. (b)                                            100,400     1,470,860
BMC Software, Inc. (b)                                      36,000       564,480
Citrix Systems, Inc. (b)                                    61,300     1,080,106
Factset Research Systems, Inc.                              47,280     2,040,132
Intuit, Inc. (b)                                            29,600     1,108,224
Lexmark International, Inc. (b)                             21,300     1,885,050
Mercury Interactive Corp. (b)                               16,700       610,552
Symantec Corp. (b)                                          20,400       953,904
Synopsys, Inc. (b)                                          34,700       877,563
VeriSign, Inc. (b)                                          85,960     1,505,160
                                                                     -----------
                                                                      15,401,322
                                                                     -----------
Consumer Products - 5.7%
Black & Decker Corp.                                        17,500     1,223,425
Coach, Inc. (b)                                             47,500     2,032,525
Constellation Brands, Inc. (b)                              40,060     1,517,473
Fortune Brands, Inc.                                        15,500     1,118,790
Furniture Brands International, Inc.                        43,660     1,003,307
                                                                     -----------
                                                                       6,895,520
                                                                     -----------
Diversified Manufacturing Operations - 7.8%
Danaher Corp.                                               26,910     1,362,992
Pentair, Inc.                                               46,800     1,465,776
SPX Corp. (b)                                               31,400     1,285,830
Textron, Inc.                                               29,050     1,780,765
The Scotts Company (b)                                      16,280       993,080
Tyco International Ltd.                                     81,100     2,514,099
                                                                     -----------
                                                                       9,402,542
                                                                     -----------
Electrical & Electronics - 2.2%
Fisher Scientific International, Inc. (b)                   27,100     1,577,220
Teradyne, Inc. (b)                                          61,100     1,044,810
                                                                     -----------
                                                                       2,622,030
                                                                     -----------
Electronic Components & Semiconductors - 7.4%
Altera Corp. (b)                                            51,900     1,080,558

Arrow Electronics, Inc. (b)                                 56,460     1,335,844
Broadcom Corp. (b)                                          19,700       696,592
Cognos, Inc. (b)                                            27,000       909,360
Jabil Circuit, Inc. (b)                                     91,100     1,981,425
Lam Research Corp. (b)                                      30,440       725,994
National Semiconductor Corp. (b)                            98,600     1,690,990
Novellus Systems, Inc. (b)                                  20,700       558,900
                                                                     -----------
                                                                       8,979,663
                                                                     -----------
Financial Services - 7.2%
Allmerica Financial Corp. (b)                               36,200     1,079,122
Capital One Financial Corp.                                 20,700     1,434,924
City National Corp.                                         20,800     1,341,600
E*Trade Group, Inc. (b)                                    108,000     1,195,560
Legg Mason, Inc.                                             6,950       545,853
MGIC Investment Corp.                                       19,900     1,412,900
National Financial Partners Corp.                           49,700     1,673,896
                                                                     -----------
                                                                       8,683,855
                                                                     -----------
Health Care - 14.3%
Bausch & Lomb, Inc.                                         22,500     1,385,775
Beckman Coulter, Inc.                                       32,600     1,798,542
Becton Dickinson & Co.                                      16,900       798,187
Cardinal Health, Inc.                                       29,000     1,290,500
Caremark Rx, Inc. (b)                                       57,600     1,756,800
DENTSPLY International, Inc.                                27,500     1,337,325
Express Scripts, Inc. (b)                                   26,300     1,725,280
Guidant Corp.                                               47,100     2,605,571
Laboratory Corp. of America Holdings (b)                    30,600     1,198,296
Neurocrine Biosciences, Inc. (b)                            34,800     1,620,636
Varian Medical Systems, Inc. (b)                            10,600       731,506
Wellpoint Health Networks, Inc. (b)                         11,100     1,122,210
                                                                     -----------
                                                                      17,370,628
                                                                     -----------
Media - 1.3%
Liberty Media Corp. Class A (b)                            180,500     1,530,640
                                                                     -----------
Metals & Mining - 2.1%
Freeport-McMoran Copper & Gold, Inc. Class B                15,300       533,205
Phelps Dodge Corp.                                          26,200     2,042,028
                                                                     -----------
                                                                       2,575,233
                                                                     -----------
Oil & Gas - 3.5%
EOG Resources, Inc.                                         33,890     2,153,710
Newfield Exploration Co. (b)                                18,900     1,116,423
Patterson-UTI Energy, Inc.                                  50,800       926,084
                                                                     -----------
                                                                       4,196,217
                                                                     -----------
Pharmaceuticals - 5.3%
Allergan, Inc.                                              15,840     1,198,138
McKesson Corp.                                              81,300     2,615,421
Mylan Laboratories, Inc.                                    81,760     1,211,683
Teva Pharmaceutical Industries Ltd. ADR                     47,200     1,397,120
                                                                     -----------
                                                                       6,422,362
                                                                     -----------
Residential Building Construction - 1.3%
Toll Brothers, Inc. (b)                                     40,100     1,593,574
                                                                     -----------
Restaurants - 2.2%
Wendy's International, Inc.                                 32,000     1,144,640
YUM! Brands, Inc.                                           38,910     1,493,755
                                                                     -----------
                                                                       2,638,395
                                                                     -----------
Retail - 11.4%
Abercrombie & Fitch Co., Class A                            24,600       907,248
Bed Bath & Beyond, Inc. (b)                                 50,600     1,790,734
Best Buy Co., Inc.                                          39,900     1,921,584
Brinker International, Inc. (b)                             38,600     1,382,266
Chico's FAS, Inc. (b)                                       20,000       837,400
Dollar Tree Stores, Inc. (b)                                50,470     1,358,148
Micheal Stores, Inc.                                        40,060     2,164,441

PETsMART, Inc.                                              55,200     1,711,752
Staples, Inc.                                               58,200     1,680,816
                                                                     -----------
                                                                      13,754,389
                                                                     -----------
Technology - 1.0%
CDW Corp.                                                   18,300     1,176,690
                                                                     -----------
Telecommunications - 1.3%
Adelphia Business Solutions, Inc. (b)                       19,923           319
Juniper Networks, Inc. (b)                                  67,500     1,549,800
                                                                     -----------
                                                                       1,550,119
                                                                     -----------
Total Common Stocks                                                  118,425,341
                                                                     -----------
Investment Companies - 2.0%
HSBC Investor Money Market Fund Class I Shares *         2,370,761     2,370,761
                                                                     -----------
Total Investment Companies                                             2,370,761
                                                                     -----------
Total Investments (Cost $108,187,873) (a) - 100.1%                   120,796,102
                                                                     ===========

----------
Percentages indicated are based on net assets of $120,675,283.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $18,181,568
Unrealized depreciation        (5,573,339)
                              -----------
Net unrealized appreciation   $12,608,229
                              ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipts

HSBC Investor Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                      Principal
                                                       Amount $       Value $
                                                     -----------   -------------
Corporate Obligations - 30.4%
Banking - 7.7%
American Express Centurion Bank, 1.32%, 11/12/04     100,000,000     100,000,000
Credit Suisse First Boston, 1.40%, 9/20/04, *         75,000,000      75,000,000
Norinchukin NY, 1.00%, 9/2/04, *                     225,000,000     225,000,000
                                                                   -------------
                                                                     400,000,000
                                                                   -------------
Brokerage Services - 6.2%
Bear Stearns Co., Inc., 1.32%, 9/9/04, *              75,000,000      75,000,000
Merrill Lynch & Co., 1.07%, 2/23/05, *               100,000,000     100,000,000
Merrill Lynch & Co., 1.36%, 4/4/05, *                150,000,000     150,000,000
                                                                   -------------
                                                                     325,000,000
                                                                   -------------
Finance - 16.5%
CIT Group, Inc., 1.44%, 8/26/04, *                    53,000,000      53,000,000
CIT Group, Inc., 1.39%, 12/1/04, *                    63,000,000      63,000,000
K2 (USA) LLC, 1.34%, 1/18/05, *                      150,000,000     149,993,121
K2 (USA) LLC, 1.07%, 5/3/05, *                        90,000,000      89,996,591
Links Finance, 1.42%, 1/28/05, *                     150,000,000     149,992,621
Links Finance, 1.32%, 2/1/05, *                      100,000,000      99,994,985
Sigma Finance, Inc., 1.35%, 11/15/04, *              140,000,000     140,000,000
Sigma Finance, Inc., 1.04%, 1/26/05, *                50,000,000      49,996,324
Sigma Finance, Inc., 1.32%, 2/10/05, *                60,000,000      59,995,270
                                                                   -------------
                                                                     855,968,912
                                                                   -------------
Total Corporate Obligations                                        1,580,968,912
                                                                   -------------
Certificates of Deposit - 11.0%
Banking - 11.0%
Societe General Bank, 1.37%, 8/5/04                  250,000,000     250,000,483
Wells Fargo Bank, 1.33%, 8/17/04                     225,000,000     225,000,000
Westdeutsche Landesbank, 1.37%, 8/5/04               100,000,000     100,000,000
                                                                   -------------
Total Certificates of Deposit                                        575,000,483
                                                                   -------------
Commercial Paper And Notes - 23.6%
Automotive - 4.0%
Daimler Chrysler, 1.33%, 8/4/04                       75,106,000      75,097,675
Daimler Chrysler, 1.45%, 9/2/04                       54,533,000      54,462,713
Hertz Fleet Funding, 1.33%, 8/2/04                    45,000,000      44,998,338
Hertz Fleet Funding, 1.34%, 8/10/04                   35,000,000      34,988,275
                                                                   -------------
                                                                     209,547,001
                                                                   -------------
Banking - 3.8%
National Australian Funding, 1.27%, 8/10/04          200,000,000     199,936,500
                                                                   -------------
Building Materials - 2.7%

Natc California, 1.55%, 10/19/04, (LOC JP Morgan
   Chase)                                             85,000,000      84,710,882
Natc California, 1.55%, 10/20/04, (LOC JP Morgan
   Chase)                                             55,000,000      54,810,556
                                                                   -------------
                                                                     139,521,438
                                                                   -------------
Finance - 2.9%
Credit Suisse First Boston, 1.20%, 8/9/04            100,000,000      99,973,334
Credit Suisse First Boston, 1.20%, 8/11/04            50,000,000      49,983,333
                                                                   -------------
                                                                     149,956,667
                                                                   -------------
Foreign Bank Branches & Agencies - 5.8%
HBOS Treasury Service, 1.165%, 8/13/04               200,000,000     199,922,333
Westlab AG, 1.16%, 8/10/04                           100,000,000      99,971,000
                                                                   -------------
                                                                     299,893,333
                                                                   -------------
Personal Credit Institutions - 3.8%
General Electric Capital Corp., 1.33%, 8/13/04       200,000,000     199,913,334
                                                                   -------------
Wholesale Distribution - 0.6%
Louis Dreyfus, 1.45%, 8/31/04, (LOC Barclays Bank)    30,000,000      29,963,750
                                                                   -------------
Total Commercial Paper                                             1,228,732,023
                                                                   -------------
U.S. Government and Government Agency Obligations
   - 11.8%
Federal Home Loan Bank - 4.9%
1.37%, 3/25/05                                        75,000,000      75,000,000
1.305%, 4/22/05                                       80,000,000      80,000,000
1.60%, 5/26/05                                       100,000,000     100,000,000
                                                                   -------------
                                                                     255,000,000
                                                                   -------------
Federal National Mortgage Association - 6.9%
1.33%, 2/23/05                                        60,000,000      60,000,000
1.36%, 5/3/05                                        200,000,000     199,816,254
1.85%, 6/3/05                                        100,000,000     100,000,000
                                                                   -------------
                                                                     359,816,254
                                                                   -------------
Total U.S. Government and Government Agency
   Obligations                                                       614,816,254
                                                                   -------------
Time Deposit - 4.3%
Goldman Sachs Promissory Note, 1.51%, 7/26/05        225,000,000     225,000,000
                                                                   -------------
Total Time Deposit                                                   225,000,000
                                                                   -------------
Repurchase Agreement - 18.8%
Lehman Brothers, 1.32%, purchased on 7/30/04, due
   8/02/04 with a maturity value of $261,220,731
   (collateralized fully by various U.S.
   Government Agency Obligations)                    978,238,000     978,238,000
                                                                   -------------
Total Repurchase Agreement                                           978,238,000
                                                                   -------------

Total Investments (Cost $5,202,755,672)(a) - 99.9%                 5,202,755,672
                                                                   =============

Percentages indicated are based on net assets of $5,206,911,975.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2004. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually

LOC - Letter of Credit

HSBC Investor New York Tax-Free Bond Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                          Principal
                                                          Amount($)    Value($)
                                                          ---------   ----------
Municipal Bonds - 93.5%
Guam - 0.1%
Guam Economic Development Authority Revenue, 5.50%,
   5/15/41, Callable 5/15/11 @ 100                          100,000       82,504
                                                                      ----------
New York - 83.8%
Brookhaven, New York GO (FGIC Insured), 5.50%, 10/1/12      500,000      547,100
Buffalo, New York Fiscal Stability Authority,
   5.25%, 8/15/13                                           500,000      557,055
Corning City, New York School District
   GO (FSA Insured), 4.00%, 6/15/08                         930,000      971,868
Corning City, New York School District
   GO (FSA Insured), 5.00%, 6/15/09                         790,000      859,789
Erie County, New York GO (FGIC Insured),
   5.375%, 6/15/07                                          250,000      260,065
Grand Central New York District Management,
   3.00%, 1/1/06                                            400,000      405,456
Grand Central New York District Management,
   4.00%, 1/1/07                                            400,000      414,280
Guilderland, New York Central School
   District GO (FSA Insured), 3.50%, 6/15/05                250,000      254,338
Long Island, New York Power Authority
   Revenue (MBIA Insured), 4.50%, 4/1/11,
   Mandatory Tender 4/1/05 @ 100                          1,075,000    1,097,038
Metropolitan Transportation Authority of
   New York Revenue (FGIC Insured), 5.25%, 7/1/17,
   Prerefunded 7/1/08 @ 100.5                             1,145,000    1,258,928
Metropolitan Transportation Authority of
   New York Revenue (FSA Insured), 5.00%, 11/15/32,
   Callable 11/15/12 @ 100                                1,625,000    1,624,886
Metropolitan Transportation Authority of
   New York Revenue (MBIA Insured), 5.50%, 1/1/19           480,000      524,616
Metropolitan Transportation Authority of
   New York Revenue, Escrowed to Maturity,
   5.75%, 7/1/13                                            285,000      320,867
Monroe County, New York, Airport Authority Revenue,
   AMT (MBIA Insured), 5.625%, 1/1/10                     1,240,000    1,354,303

Monroe County, New York, Airport Authority Revenue,
   AMT (MBIA Insured), 5.75%, 1/1/14                        750,000      829,193
New York City GO, 5.00%, 8/1/05                           1,000,000    1,032,560
New York City GO, 5.00%, 8/1/08                             990,000    1,061,765
New York City GO, 5.00%, 8/1/14                             200,000      212,354
New York City GO, 6.00%, 8/1/14, Callable 8/1/07 @ 101    1,000,000    1,093,560
New York City Housing Development Corp. Revenue,
   AMT, 5.60%, 11/1/19                                      100,000      103,985
New York City Industrial Development
   Agency (FSA Insured), 5.00%, 11/15/19                  1,000,000    1,044,770
New York City Municipal Assistance Corp. Revenue,
   6.00%, 7/1/06                                            735,000      791,088
New York City Municipal Water Authority Revenue,
   5.00%, 6/15/34, Callable 6/15/13 @ 100                 1,250,000    1,237,675
New York City Transitional Finance Authority Revenue,
   5.00%, 11/1/07                                         1,000,000    1,074,970
New York City Transitional Finance Authority Revenue,
   5.25%, 5/1/17, Callable 5/1/11 @ 100                     400,000      424,688
New York City Transitional Finance Authority Revenue,
   5.25%, 2/1/29, Callable 2/1/11 @ 100                   1,540,000    1,665,741
New York State Dormitory Authority Revenue,
   2.00%, 7/1/05                                            785,000      788,062
New York State Dormitory Authority Revenue,
   4.00%, 2/15/06                                         1,140,000    1,171,714
New York State Dormitory Authority Revenue,
   2.00%, 7/1/06                                            475,000      474,107
New York State Dormitory Authority Revenue,
   4.00%, 7/1/06                                          1,000,000    1,038,620
New York State Dormitory Authority Revenue,
   5.00%, 4/1/07                                            500,000      530,605
New York State Dormitory Authority Revenue,
   5.00%, 7/1/08                                            595,000      638,911
New York State Dormitory Authority Revenue,
   6.50%, 8/15/11                                           225,000      262,190
New York State Dormitory Authority Revenue,
   5.25%, 7/1/13, Callable 7/1/08 @ 101                     500,000      546,135
New York State Dormitory Authority Revenue,
   5.25%, 7/1/16                                            500,000      538,430
New York State Dormitory Authority Revenue,
   5.50%, 8/15/17, Prerefunded 2/15/07 @ 102                 15,000       16,461
New York State Dormitory Authority Revenue,
   5.50%, 8/15/17                                           985,000    1,030,350
New York State Dormitory Authority Revenue,
   6.00%, 7/1/19, Callable 7/1/09 @ 101                     350,000      394,366

New York State Dormitory Authority Revenue
   (FSA Insured), 5.25%, 8/15/19                          1,000,000    1,068,900
New York State Dormitory Authority Revenue,
   5.00%, 7/1/29                                          1,000,000    1,068,340
New York State Dormitory Authority Revenue
   (AMBAC Insured), 5.50%, 8/1/10                           750,000      832,380
New York State Dormitory Authority Revenue
   (AMBAC Insured), 5.50%, 7/1/18                           500,000      567,400
New York State Dormitory Authority Revenue
   (CIFG Group Insured), 3.00%, 7/1/05                    1,025,000    1,038,130
New York State Dormitory Authority Revenue
   (CIFG Group Insured), 4.00%, 7/1/06                    1,120,000    1,158,954
New York State Dormitory Authority Revenue
   (FSA Insured), 5.25%, 7/1/18                           1,460,000    1,574,873
New York State Dormitory Authority Revenue
   (MBIA Insured), 5.50%, 7/1/23                          1,300,000    1,443,208
New York State Environmental Facscorp, 5.70%, 1/15/14,
   Prerefunded 7/15/09 @ 101                                570,000      647,526
New York State Environmental Facscorp, 5.70%, 1/15/14,
   Callable 7/15/09 @ 101                                   415,000      463,775
New York State Environmental Facscorp, 5.70%, 1/15/14        15,000       17,040
New York State Local Government Assistance Corp.,
   6.00%, 4/1/16, Prerefunded 4/1/05 @ 102                1,000,000    1,050,200
New York State Mortgage Agency Revenue, AMT,
   5.60%, 10/1/14, Callable  9/1/07 @ 101.5               1,000,000    1,046,170
New York State Municipal Revenue, 5.50%, 12/1/12            850,000      940,652
New York State Thruway Authority Revenue, 5.50%, 4/1/11   1,000,000    1,107,030
New York State Thruway Authority Revenue,
   5.00%, 3/15/13                                           645,000      703,127
New York State Thruway Authority Revenue,
   5.50%, 3/15/20                                           500,000      543,895
New York State Thruway Authority Revenue
   (MBIA Insured), 5.00%, 3/15/19                         1,400,000    1,467,872
New York State Thruway Authority Revenue
   (MBIA Insured), 5.00%, 3/15/21,
   Callable 3/15/13 @ 100                                   500,000      519,130

New York State Thruway Authority Revenue, Highway &
   Bridge, 5.00%, 4/1/22, Callable 4/1/14 @ 100           1,000,000    1,035,620
New York State Thruway Authority Revenue, Highway &
   Bridge (FGIC Insured), 5.25%, 4/1/07                     300,000      322,293
New York State Thruway Authority Revenue, Highway &
   Bridge (FGIC Insured), 5.50%, 4/1/17,
   Callable 4/1/11 @ 101                                  1,000,000    1,090,380
New York State Urban Development Corp., 5.125%, 1/1/22      885,000      903,249
New York State Urban Development Corp. Revenue,
   5.75%, 4/1/12                                            500,000      564,665
New York State Urban Development Corp. Revenue,
   5.75%, 4/1/12, Callable 4/1/07 @ 102                   1,000,000    1,108,440
New York State Urban Development Corp. Revenue,
   5.125%, 1/1/25, Prerefunded 1/1/11 @ 100                 175,000      192,379
New York State Urban Development Corp. Revenue,
   Series A (MBIA Insured), 6.50%, 1/1/09                   500,000      570,800
Niagara Falls New York Bridge Common Toll Revenue,
   2.00%, 10/1/05                                           400,000      401,796
Onondaga County, New York Water Authority Revenue
   (FSA Insured), 5.00%, 9/15/14                            300,000      323,466
Onondaga County, New York Water Authority Revenue
   (FSA Insured), 5.00%, 9/15/15                            665,000      705,784
Port Authority of New York & New Jersey Revenue,
   5.00%, 9/1/27                                            795,000      795,437
Port Authority of New York & New Jersey Revenue,
   5.375%, 3/1/28                                         1,100,000    1,159,697
Port Authority of New York & New Jersey Special
   Obligation Revenue, AMT, 5.75%, 12/1/22,
   Callable 12/1/07 @ 102                                   500,000      542,120
Suffolk County, New York, 5.25%, 5/1/12                     515,000      569,441
Suffolk County, New York, 5.25%, 5/1/15                     100,000      110,187
Tobacco Settlement Corp., 5.00%, 6/1/06                   1,000,000    1,045,660
Tobacco Settlement Corp. Series C-1, 5.50%, 6/1/21,
   Callable 6/1/13 @ 100                                  1,000,000    1,058,720
Triborough, New York Bridge & Tunnel Authority Revenue
   (MBIA Insured), 5.00%, 11/15/32                        1,000,000      999,930
Webster, New York Central School District,
   5.00%, 6/15/14                                           500,000      543,630
                                                                      ----------
                                                                      59,755,185
                                                                      ----------

Puerto Rico - 9.6%
Puerto Rico Commonwealth, 5.50%, 7/1/15                     500,000      568,660
Puerto Rico Commonwealth, Highway and Transportation,
   5.00%, 7/1/17, Callable 3/15/14 @ 100                  1,000,000    1,073,410
Puerto Rico Electric Power Authority Revenue
   (MBIA Insured), 5.25%, 7/1/22                          1,000,000    1,096,740
Puerto Rico Electric Power Authority Revenue, Series HH
   (FSA Insured), 5.25%, 7/1/29, Callable 7/1/10 @ 101    1,430,000    1,475,088
Puerto Rico Municipal Financial Agency (FSA Insured),
   5.00%, 8/1/27                                            250,000      253,125
Puerto Rico Public Buildings Authority Revenue,
   5.25%, 7/1/33, Callable 7/1/14 @ 100                     700,000      706,433
Puerto Rico Public Finance Corp. Revenue,
   5.25%, 8/1/29, (MBIA Insured)                          1,000,000    1,090,280
Puerto Rico Publishing Finance Corp. Revenue
   (AMBAC Insured), 5.375%, 6/1/18                          500,000      562,265
                                                                      ----------
                                                                       6,826,001
                                                                      ----------
TOTAL MUNICIPAL BONDS                                                 66,663,690
                                                                      ----------
Variable Rate Demand Notes* - 1.1%
New York - 1.1%
New York State Job Development Authority, AMT
   (LOC Bayerische Landesbank), 1.12%, 3/1/05               775,000      775,000
                                                                      ----------
TOTAL VARIABLE DEMAND NOTES*                                             775,000
                                                                      ----------
INVESTMENT COMPANIES - 4.5%
Provident New York Tax-Free Money Market Fund             3,208,463    3,208,463
                                                                      ----------
TOTAL INVESTMENT COMPANIES                                             3,208,463
                                                                      ----------
TOTAL INVESTMENTS (Cost $68,641,317) (a) - 99.1%                      70,647,153
                                                                      ==========

----------
Percentages indicated are based on net assets of $71,263,225.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $2,156,609
Unrealized depreciation         (150,773)
                              ----------
Net unrealized appreciation   $2,005,836
                              ==========

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2004. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit

HSBC Investor New York Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                         Principal
                                                         Amount($)     Value($)
                                                        ----------   -----------
Variable Rate Demand Notes* (64.3%)
New York (59.4%)
Albany IDA, 1.13%, 5/1/27, (LOC KeyBank)                 2,195,000     2,195,000
Albany IDA, 1.10%, 11/1/32, (AMBAC Insured)              4,500,000     4,500,000
Babylon IDA, 1.04%, 1/1/19, (FSA, SPA Chase Insured)     2,300,000     2,300,000
Battery Park Housing Development, 1.11%, 6/1/23,
   (LOC JP Morgan Chase)                                 4,970,000     4,970,000
Great Neck North Water Authority, 1.08%, 1/1/20,
   (FGIC Insured)                                          500,000       500,000
Long Island Power Authority, 1.03%, 4/1/25, (MBIA
   Insured, SPA Credit Suisse)                          11,495,000    11,495,000
Long Island Power Authority, 1.05%, 12/1/29, (FSA,
   SPA Dexia Insured)                                   13,800,000    13,800,000
Long Island Power Authority, 1.08%, 5/1/33, (LOC
   Bayerische Landesbank)                                9,200,000     9,200,000
Metropolitan Transportation Authority, 1.04%,
   11/1/26, (AMBAC Insured, SPA Helaba)                  5,000,000     5,000,000
Metropolitan Transportation Authority Series B,
   1.08%, 11/1/22, (SPA Dexia Credit, FSA Insured)      20,300,000    20,300,000
Nassau County IDA, 1.08%, 1/1/34, (SPA JP
   Morgan Chase)                                         6,000,000     6,000,000
Nassau County Interim Finance Authority, 1.08%,
   11/15/22, (SPA BNP Paribas, FSA Insured)              2,400,000     2,400,000
New York City GO, 1.08%, 8/1/18, (LOC Helaba)              500,000       500,000
New York City GO, 1.08%, 8/1/19, (LOC Helaba)              500,000       500,000
New York City GO, 1.08%, 8/15/19, (LOC Morgan
   Guaranty Trust)                                       1,650,000     1,650,000
New York State GO, Series A, 1.05%, 3/13/20, (LOC
   Dexia Credit)                                         9,500,000     9,500,000
New York City GO, Subseries A-7, 1.04%, 11/1/24,
   (AMBAC Insured, SPA Bank Nova Scotia)                 5,920,000     5,920,000
New York City Housing Development Corp., 1.11%,
   11/15/19, AMT, (FNMA Insured)                         1,100,000     1,100,000
New York City Housing Development Corp., 1.11%,
   11/15/29, AMT, (FNMA Insured)                         1,600,000     1,600,000
New York State Housing Finance Agency, 1.16%,
   5/15/31, AMT, (FNMA Insured)                          7,300,000     7,300,000
New York City Housing Development Corp., 1.11%,
   5/15/34, (FNMA Insured)                              20,000,000    20,000,000
New York City IDA, 1.10%, 12/30/21,
   (LOC Allied Irish Bank PLC)                           1,700,000     1,700,000

New York City IDA, 1.10%, 9/30/31, (LOC Allied Irish
   Bank PLC)                                             1,550,000     1,550,000
New York City IDA, 1.13%, 4/1/32, (LOC Allied Irish
   Bank PLC)                                             2,000,000     2,000,000
New York City IDA, 1.13%, 11/1/32, (LOC Allied Irish
   Bank PLC)                                             3,750,000     3,750,000
New York City IDA, 1.10%, 12/1/34, (LOC Allied Irish
   Bank PLC)                                             1,600,000     1,600,000
New York City IDA, 1.10%, 12/1/34, (LOC Allied
   Irish Bank)                                           3,200,000     3,200,000
New York City Municipal Water Authority, 1.08%,
   6/15/33, (SPA Dexia Credit Local)                     8,380,000     8,380,000
New York City Transitional Finance Authority,
   1.05%, 11/1/22, (Liquidity Facility
   Bayerische Landesbank)                                7,250,000     7,250,000
New York City Transitional Finance Authority,
   1.08%, 11/1/22, (SPA Bank of New York)                3,360,000     3,360,000
New York City Transitional Finance Authority,
   1.08%, 11/1/22, (SPA Bayerische Landesbank)           4,000,000     4,000,000
New York City Transitional Finance Authority,
   1.08%, 11/1/22, (LOC Bank of New York)                2,000,000     2,000,000
New York City Transitional Finance Authority, 1.08%,
   11/1/28, (Liquidity Facility Bank One Corp.)          1,435,000     1,435,000
New York City Transitional Finance Authority, 1.08%,
   11/15/28, (SPA Westdeutsche Landesbank)               3,400,000     3,400,000
New York City Trust Manhattan School of Music,
   1.08%, 10/1/29, (SPA First Union)                     6,900,000     6,900,000
New York City Trust The Asia Society, 1.08%,
   4/1/30, (LOC Chase Manhattan Bank)                    1,320,000     1,320,000
New York N Y, 1.07%, 3/1/34 (LOC Bank of New York)       8,000,000     8,000,000
New York State Dormitory Authority, 1.60%, 7/1/14        2,500,000     2,500,000
New York State Dormitory Authority, 1.12%, 7/1/25,
   (LOC Fleet Bank)                                      3,300,000     3,300,000
New York State Dormitory Authority, 1.07%, 7/1/30,
   (SPA JP Morgan Chase)                                 4,900,000     4,900,000
New York State Energy & Research (FGIC Insured,
   Liquidty Facility National Australia Bank)
   Development, 1.04%, 10/1/14                           3,400,000     3,400,000
New York State Environmental Corp., 1.09%, 5/1/19,
   AMT, (LOC JP Morgan Chase)                            3,600,000     3,600,000
New York State GO, 1.03%, 11/30/18,
   (LOC Westdeutsche Landesbank)                         3,800,000     3,800,000
New York State Housing Finance Authority, 1.11%,
   5/1/29, AMT, (FNMA Insured)                           1,900,000     1,900,000
New York State Housing Finance Authority, 1.16%,
   5/15/31, AMT, (FNMA Insured)                          1,700,000     1,700,000

New York State Housing Finance Authority, 1.15%,
   5/15/33, AMT, (FNMA Insured)                          1,100,000     1,100,000
New York State Local Government Assistance Corp.,
   1.03%, 4/1/21, (FGIC, SPA Dexia Credit)              11,585,000    11,585,000
New York State Local Government Assistance Corp.,
   1.08%, 4/1/23, (LOC Westdeutsche Landesbank,
   Bayerische Landesbank)                                8,780,000     8,780,000
New York State Local Government Assistance Corp.,
   1.04%, 4/1/25, (LOC Bank of Nova Scotia)              4,800,000     4,800,000
New York State Triborough Bridge & Tunnel Authority,
   1.06%, 1/1/31, (FSA Insured, SPA JP Morgan Chase,
   SPA Lloyds)                                          11,500,000    11,500,000
New York State Triborough Bridge & Tunnel Authority,
   1.06%, 1/1/32, (AMBAC Insured)                       15,800,000    15,800,000
Orange County IDA, 1.08%, 12/1/22,
   (LOC FSA, SPA Fleet)                                  6,000,000     6,000,000
Orange County IDA, 1.08%, 12/1/22,
   (LOC FSA, SPA Fleet)                                  4,800,000     4,800,000
Suffolk County Water Authority, 1.07%, 6/1/06,
   (LOC Bank of Nova Scotia)                             2,900,000     2,900,000
Tompkins County IDA, 1.07%, 7/1/15,
   (LOC Toronto Dominion Bank)                           7,000,000     7,000,000
Tompkins County IDA, 1.07%, 7/1/30, (SPA Fleet)          3,920,000     3,920,000
Westchester County IDA, 1.10%, 12/1/32,
   (LOC Allied Irish Bank PLC)                           3,300,000     3,300,000
Yonkers IDA, 1.08%, 7/1/19, (LOC Bank of New York)         300,000       300,000
                                                                     -----------
                                                                     297,460,000
                                                                     -----------
Puerto Rico (4.9%)
Puerto Rico Commonwealth Government Development,
   (MBIA Insured, SPA Credit Suisse) 1.02% 12/1/15      13,100,000    13,100,000
Puerto Rico Electric Power Authority, 1.17%,
   7/1/29, (FSA Insured, JP Morgan Chase)                3,300,000     3,300,000
Puerto Rico Public Finance Corp., 1.09%, 12/1/19,
   (AMBAC Insured, JP Morgan Chase)                      8,000,000     8,000,000
                                                                     -----------
                                                                      24,400,000
                                                                     -----------
Total Variable Rate Demand Notes*                                    321,860,000
                                                                     -----------
Tax-Free Notes And Commercial Paper (31.8%)
New York (29.7%)
Bay Shore Unified Free School District, 3.25%,
   1/15/05, (FSA Insured)                                1,170,000     1,181,646
Central Islip New York Unified Free School District,
   2.75%, 6/28/05, (State Aid Withholding Insured)      19,000,000    19,191,427
Central Islip New York Unified Free School District,
   3.00%, 6/28/05, (State Aid Withholding Insured)       3,300,000     3,341,208

Chenango Forks Central School District GO,
   1.75%, 8/27/04                                        6,000,000     6,003,163
Erie County New York, 3.00%, 7/13/05, (LOC Citibank)     7,500,000     7,601,447
Lindenhurst Unified Free School District,
   3.00%, 6/23/05                                       10,500,000    10,632,030
New York City Water Finance Authority, 1.17%, 11/4/04
   (LOC Bayerische Lbk, Westdeutsche Lbk)                3,500,000     3,500,000
New York State, 1.10%, 8/4/04 (LOC Bayerische
   Lbk, Helaba)                                          6,000,000     6,000,000
New York City, 1.10%, 9/8/04 (MBIA Insured,
   SPA Helaba)                                          13,300,000    13,300,000
New York City, 1.15%, 11/9/04 (MBIA Insured,
   SPA Helaba)                                           9,000,000     9,000,000
New York State Dormitory Authority, 5.00%, 2/1/05,
   (AMBAC Insured)                                       5,150,000     5,243,785
New York State Dormitory Authority, 3.00%, 7/1/05        2,795,000     2,831,142
New York State Dormitory Authority, 1.05%, 7/1/28        4,000,000     4,000,000
New York State GO, 6.25%, 8/1/04                         8,660,000     8,789,900
New York State GO, 1.05%, 9/8/04                         7,100,000     7,100,000
New York State GO, 1.08%, 9/8/04                         2,000,000     2,000,000
New York State GO, 1.12%, 9/9/04                         2,000,000     2,000,000
New York State GO, 1.02%, 3/15/30, (LOC Dexia Credit)    4,400,000     4,400,000
New York State Metropolitan Transit Authority,
   1.00%, 8/12/04, (LOC Abn Amro)                       10,000,000    10,000,000
Rochester NY, 2.75%, 10/15/04, (FGIC Insured)            3,600,000     3,612,459
Suffolk County GO, 2.00%, 9/8/04                         5,000,000     5,004,877
Syracuse GO, 2.10%, 10/29/04, (LOC Bank of New York)     3,325,000     3,332,001
Syracuse GO, 2.75%, 6/30/05, (LOC Bank of New York)      6,000,000     6,064,678
Three Village Central School District, 3.00%,
   6/30/05, (State Aid Withholding Insured)              1,200,000     1,215,082
Watkins Glen Central School District, 4.00%, 6/15/05,
   (MBIA Insured)                                        1,345,000     1,373,962
Webster Central School District, 2.50%, 6/15/05,
   (FSA Insured State Aid Withholding Insured)           1,700,000     1,713,166
                                                                     -----------
                                                                     148,431,973
                                                                     -----------
Puerto Rico (2.1%)
Puerto Rico Government Development Bank,
   1.12%, 9/3/04                                        10,471,000    10,471,000
                                                                     -----------
Total Tax-Free Notes And Commercial Paper                            158,902,973
                                                                     -----------
Investment Companies (3.7%)
Dreyfus New York Municipal Cash Management Fund                 93            93
Provident New York Tax-Free Money Market Fund           18,309,865    18,309,865
                                                                     -----------
Total Investment Companies                                            18,309,958
                                                                     -----------

Total Investment (Cost $499,072,931) (a) - 99.8%                     499,072,931
                                                                     ===========

----------
Percentages indicated are based on net assets of $499,926,325.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2004. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
IDA - Industrial Development Agency
MBIA - Municipal Bond Insurance Association
LOC - Letter of Credit
SPA - Standby Purchase Agreement

The Opportunity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Small Cap Equity Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 7.5%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                           Shares      Value($)
                                                         ---------   -----------
Common Stocks (99.0%)
Advertising (1.9%)
Monster Worldwide, Inc. (b)                                300,500     6,638,045
                                                                     -----------
Banking (7.8%)
East West Bancorp, Inc.                                    227,400     7,667,928
Greater Bay Bancorp                                        226,900     5,978,815
Southwest Bancorporation of Texas, Inc.                    354,000     7,203,900
Wintrust Financial Corp.                                   119,800     6,352,994
                                                                     -----------
                                                                      27,203,637
                                                                     -----------
Biotechnology (2.9%)
Celgene Corp. (b)                                          189,400    10,100,702
                                                                     -----------
Commercial Services (2.1%)
Alliance Data Systems Corp.(b)                             182,000     7,227,220
                                                                     -----------
Computer Software (6.4%)
Ascential Software Corp. (b)                               350,800     4,307,824
CheckFree Corp. (b)                                        115,900     3,481,636
SRA International, Inc. Class A (b)                        215,000     9,139,650
Transaction Systems Architects, Inc. Class A (b)           306,100     5,234,310
                                                                     -----------
                                                                      22,163,420
                                                                     -----------
Construction (1.4%)
D. R. Horton, Inc.                                         177,650     4,908,470
                                                                     -----------
Consulting Services (1.2%)
LECG Corp. (b)                                             236,500     4,186,050
                                                                     -----------
Cruise Lines (1.9%)
Royal Caribbean Cruises Ltd.                               152,000     6,498,000
                                                                     -----------
Diversified Manufacturing Operations (7.4%)
Actuant Corp. Class A (b)                                  176,000     6,416,960
AMETEK, Inc.                                               336,200    10,368,408
Roper Industries, Inc.                                     161,000     9,016,000
                                                                     -----------
                                                                      25,801,368
                                                                     -----------
Educational Services (3.7%)
Apollo Group, Inc. (b)                                      86,900     7,488,173
Career Education Corp. (b)                                 163,300     5,521,173
                                                                     -----------
                                                                      13,009,346
                                                                     -----------
Electronic Components & Semiconductors (9.1%)
ATMI, Inc. (b)                                             227,400     4,629,864
Nvidia Corp. (b)                                           230,700     3,552,780
Power Integrations, Inc. (b)                               146,400     2,954,352
Semtech Corp. (b)                                          296,100     5,877,585
Thermo Electron Corp. (b)                                  338,700     8,711,364
Varian Semiconductor Equipment Associates, Inc. (b)        202,000     6,033,740
                                                                     -----------
                                                                      31,759,685
                                                                     -----------
Environmental Services (5.7%)

Pioneer Natural Resources Co.                              166,500     6,002,325
Republic Services, Inc.                                    268,900     7,690,540
Waste Connections, Inc. (b)                                214,500     6,190,470
                                                                     -----------
                                                                      19,883,335
                                                                     -----------
Financial Services (1.2%)
CapitalSource, Inc. (b)                                    188,300     4,071,046
                                                                     -----------
Food Services (1.2%)
Performance Food Group Co. (b)                             175,600     4,351,368
                                                                     -----------
Health Care (9.5%)
Cytyc Corp. (b)                                            313,200     7,570,044
Manor Care, Inc.                                           312,600     9,768,750
NDCHealth Corp.                                            205,200     4,311,252
Omnicare, Inc.                                             196,700     5,560,709
PacifiCare Health Systems, Inc. (b)                        197,300     6,031,461
                                                                     -----------
                                                                      33,242,216
                                                                     -----------
Hospitals (1.5%)
Triad Hospitals, Inc. (b)                                  157,700     5,371,262
                                                                     -----------
Human Resources (0.0%)
Employee Solutions, Inc. (b)                                 2,483             6
                                                                     -----------
Insurance (1.2%)
Bristol West Holdings, Inc.                                 21,600       376,920
Direct General Corp.                                       122,700     3,649,098
                                                                     -----------
                                                                       4,026,018
                                                                     -----------
Internet Related (3.3%)
Concur Technologies, Inc. (b)                              514,100     5,526,575
RSA Security, Inc. (b)                                     315,300     5,870,886
                                                                     -----------
                                                                      11,397,461
                                                                     -----------
Media (2.6%)
The E.W. Scripps Co. Class A                                36,700     3,758,814
Westwood One, Inc. (b)                                     228,600     5,440,680
                                                                     -----------
                                                                       9,199,494
                                                                     -----------
Oil & Gas (11.2%)
Amerada Hess Corp.                                         104,500     8,710,075
Chesapeake Energy Corp.                                    564,000     8,657,400
Denbury Resources, Inc. (b)                                209,400     4,575,390
Peabody Energy Corp.                                       215,000    12,078,700
Varco International, Inc. (b)                              228,000     5,510,760
                                                                     -----------
                                                                      39,532,325
                                                                     -----------
Pharmaceuticals (5.9%)
Medicines Co. (b)                                          225,492     5,966,518
OSI Pharmaceuticals (b)                                    113,696     6,833,130
QLT, Inc. (b)                                              161,500     2,898,925
Santarus, Inc. (b)                                         472,800     4,775,280
                                                                     -----------
                                                                      20,473,853
                                                                     -----------
Railroad equipment (1.8%)
Wabtec Corp.                                               350,400     6,377,280
                                                                     -----------
Retail (4.7%)
Cost Plus, Inc. (b)                                        175,500     5,872,230
P.F. Chang's China Bistro, Inc. (b)                         79,800     3,545,514
Williams-Sonoma, Inc. (b)                                  212,000     6,887,880
                                                                     -----------
                                                                      16,305,624
                                                                     -----------
Steel Producers (2.6%)
United States Steel Corp.                                  234,400     8,940,016
                                                                     -----------
Telecommunications (0.8%)
Scientific-Atlanta, Inc.                                    93,200     2,865,900
                                                                     -----------
Total Common Stocks                                                  345,533,147
                                                                     -----------

Investment Companies (1.2%)
Investment Companies (1.2%)
HSBC Investor Money Market Fund Class I Shares *         4,098,049     4,098,049
                                                                     -----------
Total Investment Companies                                             4,098,049
                                                                     -----------
Total Investments (Cost $314,671,003) (a) - 100.2%                   349,631,196
                                                                     ===========

----------
Percentages indicated are based on net assets of $348,852,670.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 55,032,549
Unrealized depreciation        (20,072,356)
                              ------------
Net unrealized appreciation   $ 34,960,193
                              ============

(b)  Represents non-income producing security.

* Investment in affiliate.

The Overseas Equity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor International Equity Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 9.2%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                        Shares($)      Value($)
                                                       -----------   -----------
Common Stocks (98.5%)
Australia (1.0%)
BlueScope Steel, Ltd.                                      418,300     2,172,056
                                                                     -----------
Belgium (1.5%)
Belgacom (b)                                                18,300       561,227
Delhaize Group                                              15,900       759,820
KBC Bankverzekeringsholding                                 31,600     1,782,088
                                                                     -----------
                                                                       3,103,135
                                                                     -----------
Brazil (1.3%)
CIA Saneamento Basico DE SP                              7,710,000       358,717
Gerdau SA ADR                                               33,400       474,948
Petroleo Brasileiro SA ADR                                  41,000     1,051,650
Unibanco GDR                                                13,000       282,230
Votorantim Celulos Papel SA ADR                             13,700       489,912
                                                                     -----------
                                                                       2,657,457
                                                                     -----------
Canada (5.0%)
Alcan, Inc.                                                 30,900     1,222,607
Bank of Nova Scotia                                        144,800     3,988,019
BCE, Inc.                                                   31,500       663,233
Canadian National Railway Co.                               37,500     1,682,406
CP Railway Ltd.                                             59,500     1,508,880
Manulife Financial Corp.                                    33,000     1,321,093
                                                                     -----------
                                                                      10,386,238
                                                                     -----------
China (0.1%)
China Petroleum & Chemical Corp.                           592,000       231,490
                                                                     -----------
Denmark (0.5%)
Danske Bank A/S                                             46,600     1,072,248
                                                                     -----------
Finland (0.8%)
Nokia Corp., Class A                                       140,800     1,613,141
                                                                     -----------
France (8.1%)
Assurances Generales de France                              75,600     4,453,430
BNP Paribas SA                                              15,800       918,966
Credit Agricole SA                                          75,900     1,788,441
France Telecom SA                                           32,800       811,514
Renault SA                                                  20,000     1,576,084
Sanofi-Synthelabo SA                                        32,000     2,119,719
Societe Generale                                            33,700     2,763,064
Total SA                                                    12,500     2,423,936
                                                                     -----------
                                                                      16,855,154
                                                                     -----------
Germany (7.0%)
Continental AG                                              45,000     2,120,681
E.ON AG                                                     42,300     3,000,330
Fresenius Medical Care AG                                   22,800     1,655,574
HeidelbergCement AG (b)                                     47,600     2,160,233
MAN AG                                                      66,000     2,443,832

Siemens AG                                                  26,600     1,860,830
Volkswagen AG                                               35,200     1,426,098
                                                                     -----------
                                                                      14,667,578
                                                                     -----------
Hungary (0.4%)
MOL Magyar Olaj - es Gazipari Rt. GDR                       21,600       878,040
                                                                     -----------
India (0.3%)
ICICI Bank Ltd. ADR                                         47,300       615,846
                                                                     -----------
Indonesia (0.3%)
PT Astra International Tbk                                 878,000       533,257
                                                                     -----------
Israel (0.4%)
Bank Hapoalim Ltd.                                         286,600       782,272
                                                                     -----------
Italy (4.3%)
Banca Intesa SpA                                           539,492     1,997,620
ENI SpA                                                    241,500     4,964,665
Uni Credito Italiano SpA                                   401,400     1,920,601
                                                                     -----------
                                                                       8,882,886
                                                                     -----------
Japan (23.1%)
Aiful Corp.                                                  3,650       344,055
Canon, Inc.                                                110,000     5,382,263
Daito Trust Construction Co., Ltd.                          36,700     1,369,896
Daiwa House Industry Co., Ltd.                             171,000     1,781,058
Hitachi Ltd.                                               144,000       880,734
Honda Motor Co., Ltd.                                       96,600     4,709,228
ITOCHU Corp.                                               317,000     1,226,030
Japan Tobacco, Inc.                                            240     1,837,021
JFE Holdings, Inc.                                         104,700     2,509,674
Nippon Meat Packers, Inc.                                  151,000     1,845,737
Nissan Motor Co., Ltd.                                     508,100     5,493,219
Promise Co., Ltd.                                           41,000     2,662,529
Sammy Corp.                                                 43,000     2,123,314
Sony Corp.                                                  12,510       439,954
Sumitomo Mitsui Financial Group, Inc.                          588     3,548,732
Takeda Chemical Industries, Ltd.                            21,500     1,007,510
Tanabe Seiyaku Co., Ltd.                                   129,000     1,072,099
The Tokyo Electric Power Co., Inc.                          90,600     2,057,609
Toyota Motor Co.                                            82,000     3,304,191
UFJ Holdings, Inc.                                             675     2,713,842
UNY Co., Ltd.                                              146,000     1,680,878
                                                                     -----------
                                                                      47,989,573
                                                                     -----------
Luxembourg (2.0%)
Arcelor                                                    256,400     4,250,686
                                                                     -----------
Mexico (0.6%)
America Movil SA de CV, Series L ADR                        21,900       782,487
Cemex SA de CV                                              81,000       457,879
                                                                     -----------
                                                                       1,240,366
                                                                     -----------
Netherlands (4.5%)
ABN AMRO Holding NV                                        160,553     3,358,493
DSM NV                                                      32,500     1,629,281
ING Groep NV                                                68,107     1,578,612
Royal Dutch Petroleum Co.                                   54,300     2,720,195
                                                                     -----------
                                                                       9,301,621
                                                                     -----------
Norway (0.4%)
Yara International ASA (b)                                  92,300       816,057
                                                                     -----------
Singapore (2.5%)

DBS Group Holdings Ltd. ADR                                 88,000       792,678
Flextronics International Ltd. (b)                         112,400     1,412,868
Singapore Telecommunications Ltd.                        2,266,520     3,021,147
                                                                     -----------
                                                                       5,226,693
                                                                     -----------
South Africa (1.4%)
ABSA Group Ltd.                                            163,000     1,335,088
Sanlam Ltd.                                                615,600       863,900
Telkom South Africa Ltd.                                    60,000       772,241
                                                                     -----------
                                                                       2,971,229
                                                                     -----------
South Korea (1.8%)
Hyundai Motor Co., Ltd.                                     16,300       607,227
Industrial Bank of Korea (b)                                88,300       441,500
Kookmin Bank ADR                                            14,600       402,668
Pohang Iron & Steel Co., Ltd. ADR                           34,200     1,240,776
Shinhan Financial Group Co., Ltd. ADR                       35,150     1,033,762
                                                                     -----------
                                                                       3,725,933
                                                                     -----------
Spain (2.5%)
Repsol SA                                                  155,000     3,287,055
Tabacalera SA Class A                                       59,800     1,866,305
                                                                     -----------
                                                                       5,153,360
                                                                     -----------
Sweden (1.4%)
Svenska Cellusoa AB                                         77,800     2,879,904
                                                                     -----------
Switzerland (3.1%)
Credit Suisse Group (b)                                     90,800     2,910,392
Givaudan SA                                                  3,000     1,717,030
Nestle SA                                                    7,048     1,799,560
                                                                     -----------
                                                                       6,426,982
                                                                     -----------
Taiwan (1.2%)
China Steel Corp. GDR (b)                                   41,400       711,252
Compal Electronics, Inc.                                   214,320       951,581
Gigabyte Technology Co., Ltd.                              245,000       314,010
Taiwan Semiconductor Manufacturing Co., Ltd.               467,769       591,258
                                                                     -----------
                                                                       2,568,101
                                                                     -----------
Thailand (0.2%)
PTT Public Company Ltd.                                    121,400       441,134
                                                                     -----------
Turkey (0.3%)
Akbank TAS                                             175,000,000       722,696
                                                                     -----------
United Kingdom (22.5%)
Abbey National PLC                                         104,000     1,073,512
Associated British Foods PLC                               147,000     1,685,965
Barclays PLC                                                80,700       675,806
BP Amoco PLC                                               609,200     5,722,692
British American Tobacco PLC                               159,000     2,419,881
Commercial Union PLC                                       340,000     3,466,232
Depfa Bank PLC                                              21,470       292,958
George Wimpey PLC                                          244,600     1,648,702
Glaxosmithkline PLC                                        267,500     5,439,608
InterContinental Hotels Group PLC                          183,600     1,953,655
Lloyds TSB Group PLC                                        83,200       624,417
Rexam PLC                                                  114,200       886,699
RMC Group PLC                                              132,300     1,441,500
Royal & Sun Alliance Insurance Group PLC                   736,000     1,035,063
Royal Bank Of Scotland Group PLC                            97,600     2,746,945
Sainsbury PLC                                              311,063     1,527,565
Shell Transport & Trading Co. PLC                          160,000     1,160,751

Signet Group PLC                                           977,300     1,930,405
Taylor Woodrow PLC                                         361,600     1,639,149
Trinity Mirror PLC                                         145,600     1,648,703
Vodafone Group PLC                                       2,011,053     4,365,888
Whitbread PLC                                              169,400     2,525,736
Xstrata PLC                                                 70,000       988,896
                                                                     -----------
                                                                      46,900,728
                                                                     -----------
Total Common Stocks                                                  205,290,112
                                                                     -----------
Investment Companies (0.3%)
Investors Bank Trust Cash Reserve                          645,302       645,302
                                                                     -----------
Total Investment Companies                                               645,302
                                                                     -----------
Rights & Warrants (0.0%)
United Kingdom (0.0%)
TI Automotive, Ltd., Class A (b) (c)                       190,000             0
                                                                     -----------
Total Rights & Warrants                                                        0
                                                                     -----------
Total Investments (Cost $199,162,384) (a) - 98.8%                    205,696,123
                                                                     ===========

----------
Percentages indicated are based on net assets of $208,229,091.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $13,776,036
Unrealized depreciation        (7,242,297)
                              -----------
Net unrealized appreciation   $ 6,533,739
                              ===========

(b)  Represents non-income producing security.

(c) Security valued at fair value as determined in good faith under procedures applied under the general supervision of the Board of Trustees.

ADR - American Depositary Receipt
FDR - Fiduciary Depositary Receipt
GDR - Global Depositary Receipt

Schedule Portfolio Investments - July 31, 2004 (Unaudited)

Industry                                 Percent of Net Assets
--------                                 ---------------------
Automotive                                         8.5%
Banking & Financial Services                      23.0%
Building & Construction                            2.7%
Building Materials                                 1.7%
Chemicals                                          0.9%
Computer Related                                   0.9%
Diversified Manufacturing Operations               2.3%
Drugs - Medical                                    1.0%
Electrical                                         1.0%
Electronic Components & Semiconductors             1.1%
Food & Beverage                                    4.7%
Health Care                                        0.8%
Insurance                                          4.0%
Leisure                                            2.0%
Metals & Mining                                    3.2%
Manufacturing                                      7.6%
Multimedia                                         3.6%
Oil & Gas                                         12.4%
Paper Products                                     1.6%
Real Estate                                        0.7%
Restaurants                                        1.2%
Retail                                             2.1%
Telecommunciations                                 6.9%
Tobacco                                            2.9%
Transportation                                     1.5%
Utilities                                          0.2%
Investment Companies                               0.3%
                                                 -----
Total Investments                                 98.8%
Other assets in excess of liabilities              1.2%
                                                 -----
Net Assets                                       100.0%
                                                 =====

HSBC Investor Tax-Free Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                           Shares $     Value $
                                                           --------   ----------
Variable Rate Demand Notes* - 92.0%
California - 15.3%
California Housing Finance Agency, 1.10%, 8/1/32,
   (FSA Insured)                                            500,000      500,000
California Housing Finance Agency, 1.11%, 8/1/37,
   (GO of Agency Insured, SPA FNMA)                         380,000      380,000
California State Economic Recovery, 0.95%, 7/1/23,
   (ST GTD Insured, SPA Bank of America)                    670,000      670,000
Los Angeles California Regional Airports, 1.12%,
   12/1/25, (LOC Societe Generale)                          600,000      600,000
                                                                      ----------
                                                                       2,150,000
                                                                      ----------
Florida - 5.6%
Broward County Housing Finance Authority, 1.04%,
   11/1/07                                                  300,000      300,000
Broward County Housing Finance Authority, 1.10%,
   6/15/37, (FNMA Insured)                                  500,000      500,000
                                                                      ----------
                                                                         800,000
                                                                      ----------
Hawaii - 4.2%
Honolulu City & County, 1.18%, 12/1/20, (FGIC Insured,
   SPA FGIC-SPI)                                            600,000      599,750
                                                                      ----------
Illinois - 6.9%
Illinois Housing Development Authority, 1.05%, 1/1/08       500,000      500,000
                                                                      ----------
Illinois - 3.4%
Jackson-Union Counties Regional Port District, 1.07%,
   4/1/24, (LOC First Union National Bank)                  480,000      480,000
                                                                      ----------
                                                                         980,000
                                                                      ----------
Indiana - 12.1%
Health Facility Financing Authority, 1.00%, 11/1/20,
   (LOC National City Bank)                                 585,000      585,000
Monroe County Hospital Industrial Authority, 1.07%,
   5/1/11, (MBIA Insured, SPA Credit Suisse First
   Boston)                                                  500,000      500,000
Monroe County Industrial Public Library
   Building Corp., 3.25%, 1/15/05, (AMBAC Insured)          625,000      630,214
                                                                      ----------
                                                                       1,715,214
                                                                      ----------
Kentucky - 3.5%

Kentucky Economic Development Finance Authority
   Hospital, 1.07%, 1/1/22, (SPA, Credit Suisse First
   Boston, MBIA)                                            500,000      500,000
                                                                      ----------
Massachusetts - 8.5%
Massachusetts State Industrial Finance Agency, 1.09%,
   5/1/26, (LOC Fleet National Bank)                        500,000      500,000
Massacusetts State Development Finance Agency, 1.00%,
   10/1/42, (XLCA Go Insured, SPA Societe Generale)         700,000      700,000
                                                                      ----------
                                                                       1,200,000
                                                                      ----------
New York - 9.6%
New York City Transitional Finance Authority, 0.99%,
   8/1/31, (SPA Landesbank Hessen)                          415,000      415,000
New York City Water & Sewer Authority, 1.08%, 6/15/35,
   (SPA Bayerische Landesbank)                              500,000      500,000
New York State Local Government Assistance Corp., 1.08%,
   8/15/21, (LOC Morgan Guaranty Trust)                     450,000      450,000
                                                                      ----------
                                                                       1,365,000
                                                                      ----------
Pennsylvania - 8.0%
Lehigh County General Purpose Authority, 0.95%, 7/1/28      535,000      535,000
South Fork Municipal Authority, 0.95%, 7/1/28, (SPA
   Credit Suisse First Boston, MBIA Insured)                600,000      600,000
                                                                      ----------
                                                                       1,135,000
                                                                      ----------
Texas - 15.7%
Bexar County Health Facility Development Corp., 1.06%,
   9/1/27, (LOC Chase Bank of Texas)                        600,000      600,000
Gulf Coast Waste Disposal Authority, 1.04%, 10/1/24         400,000      400,000
Houston Tax & Revenue Anticipation Notes, 3.00%, 6/30/05    600,000      607,651
Northside Independent School District GO, 1.67%,
   6/15/33, (PSF-GTD Insured, SPA Bank of America)          600,000      600,000
                                                                      ----------
                                                                       2,207,651
                                                                      ----------
Utah - 2.6%
Carbon County Pollution Control, 1.10%, 11/1/24             375,000      375,000
                                                                      ----------
Total Variable Rate Demand Notes*                                     13,027,615
                                                                      ----------
Tax-Free Notes And Commercial Paper - 7.1%
California - 3.6%
Burke County Poll, 1.08%, 9/8/04                            500,000      500,000
                                                                      ----------

Puerto Rico - 3.5%
Puerto Rico Government Development Bank, 1.12%, 9/3/04      500,000      500,000
                                                                      ----------
Total Tax-Free Notes And Commercial Paper                              1,000,000
                                                                      ----------
Investment Companies - 0.7%
Federated Municipal Cash Trust                              104,550      104,550
                                                                      ----------
Total Investment Companies                                               104,550
                                                                      ----------
Total Investments (Cost $14,132,165) (a) - 99.8%                      14,132,165
                                                                      ==========

----------
Percentages indicated are based on net assets of $14,160,207.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on July 31, 2004. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

HSBC Investor U.S. Government Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                      Principal
                                                      Amount($)       Value($)
                                                     -----------   -------------
U.S. Government and Government Agency Obligations
   (81.4%)
Federal Farm Credit Bank (7.1%)
1.25%, 10/29/04, (b)                                  50,000,000      49,996,343
1.32%, 12/16/05, (b)                                  50,000,000      50,000,000
                                                                   -------------
                                                                      99,996,343
                                                                   -------------
Federal Home Loan Bank (74.3%)
1.26%, 12/15/04, (b)                                 200,000,000     199,988,793
1.37%, 3/25/05                                       100,000,000     100,000,000
1.30%, 4/7/05, (b)                                   150,000,000     150,000,000
1.35%, 4/15/05                                       100,000,000     100,000,000
1.55%, 5/23/05                                       100,000,000     100,000,000
1.275%, 7/15/05, (b)                                 100,000,000      99,966,451
1.26%, 8/4/05, (b)                                   100,000,000      99,949,407
1.26%, 10/3/05                                       200,000,000     199,917,606
                                                                   -------------
                                                                   1,049,822,257
                                                                   -------------
Total U.S. Government and Government Agency
   Obligations                                                     1,149,818,600
                                                                   -------------
Repurchase Agreement (18.5%)
Lehman Brothers, 1.32%, purchased on 7/30/04, due
   8/02/04 with a maturity value of $261,220,731
   (collateralized fully by various U.S.
   Government Agency Obligations)                    261,192,000     261,192,000
                                                                   -------------
Total Repurchase Agreements                                          261,192,000
                                                                   -------------
Total Investments (Cost $1,411,010,600) (a) -
   99.9%                                                           1,411,010,600
                                                                   =============

----------
Percentages indicated are based on net assets of $1,411,971,105.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Variable rate security. The interest rate on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2004. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                        Principal
                                                        Amount($)      Value($)
                                                       -----------   -----------
U.S. Treasury Bills * - 100.0%
1.16%, 8/5/04                                           46,700,000    46,694,801
1.16%, 8/12/04                                         108,200,000   108,163,632
1.22%, 8/19/04                                          44,400,000    44,374,972
1.30%, 8/26/04                                          29,600,000    29,575,889
1.31%, 9/2/04                                           18,100,000    18,083,597
1.32%, 9/9/04                                           20,000,000    19,977,981
1.32%, 9/16/04                                           5,000,000     4,993,675
1.36%, 9/23/04                                           5,000,000     4,992,823
1.33%, 9/30/04                                          10,000,000     9,980,667
1.32%, 10/7/04                                          15,000,000    14,971,199
1.34%, 10/14/04                                         15,000,000    14,962,075
1.38%, 10/21/04                                         13,800,000    13,764,641
1.40%, 10/28/04                                          5,997,000     5,980,216
1.49%, 11/4/04                                          10,000,000     9,967,872
1.45%, 11/12/04                                         10,000,000     9,962,591
1.51%, 11/26/04                                          5,000,000     4,978,063
1.49%, 12/2/04                                           5,000,000     4,975,998
1.52%, 12/9/04                                           5,000,000     4,973,188
1.54%, 12/16/04                                          5,000,000     4,969,149
1.56%, 12/23/04                                          5,000,000     4,967,172
1.59%, 12/30/04                                          5,000,000     4,963,823
1.62%, 1/6/05                                            5,000,000     4,965,419
1.64%, 1/13/05                                           5,000,000     4,962,746
1.66%, 1/20/05                                           5,000,000     4,960,106
1.66%, 1/27/05                                           5,000,000     4,956,866
                                                                     -----------
TOTAL U.S. TREASURY BILLS                                            406,119,161
                                                                     -----------

TOTAL INVESTMENTS (Cost $406,119,161) (a) - 100.0%                   406,119,161
                                                                     ===========

----------
Percentages indicated are based on net assets of $405,838,133.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

*    Rate presented indicates the effective yield at time of purchase.

The Value Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Value Portfolio (the "Portfolio"). As of July 31, 2004 the Fund's proportionate interest of the Portfolio was 100.0%. Following is the Schedule of Portfolio Investments for the Portfolio.

HSBC Investor Value Portfolio

Schedule of Portfolio Investments
July 31, 2004
(Unaudited)

                                                            Shares     Value($)
                                                          ---------   ----------
Common Stocks - 93.0%
Aerospace & Defense - 8.7%
Lockheed Martin Corp.                                        20,050    1,062,450
Northrop Grumman Corp.                                       25,800    1,357,080
Raytheon Co.                                                 48,100    1,613,755
                                                                      ----------
                                                                       4,033,285
                                                                      ----------
Banking - 5.2%
Bank of America Corp.                                        12,750    1,083,878
Wells Fargo & Co.                                            23,150    1,329,041
                                                                      ----------
                                                                       2,412,919
                                                                      ----------
Business Services - 2.4%
Pitney Bowes, Inc.                                           26,000    1,097,200
                                                                      ----------
Computer Software - 3.9%
Computer Associates International, Inc.                      72,400    1,827,376
                                                                      ----------
Consumer Products - 6.8%
Altria Group, Inc.                                           33,000    1,570,800
Kimberly-Clark Corp.                                         24,800    1,588,936
                                                                      ----------
                                                                       3,159,736
                                                                      ----------
Consumer Staples - 2.0%
Albertson's, Inc.                                            38,700      943,893
                                                                      ----------
Diversified Manufacturing Operations - 2.0%
Ingersoll-Rand Co.                                           13,300      913,577
                                                                      ----------
Electronic Components & Semiconductors - 2.6%
Agilent Technologies, Inc. (b)                               51,000    1,214,310
                                                                      ----------
Financial Services - 16.1%
Citigroup, Inc.                                              26,509    1,168,782
Countrywide Financial Corp.                                  22,550    1,625,855
Fannie Mae                                                   26,400    1,873,343
Genworth Financial, Inc. (b)                                 45,000    1,023,300
J.P. Morgan Chase & Co.                                      30,700    1,146,031
MGIC Investment Corp.                                         9,100      646,100
                                                                      ----------
                                                                       7,483,411
                                                                      ----------
Gas & Electric Utility - 2.3%
Dominion Resources, Inc.                                      9,800      621,908
FirstEnergy Corp.                                            12,000      469,200
                                                                      ----------
                                                                       1,091,108
                                                                      ----------
Health Care - 1.9%
HCA, Inc.                                                    23,200      896,680
                                                                      ----------
Insurance - 13.1%
Aetna, Inc.                                                  16,200    1,389,960
AON Corp.                                                    59,700    1,578,468
Loews Corp.                                                  16,000      906,080
Radian Group, Inc.                                           25,900    1,191,918
The Hartford Financial Services Group, Inc.                  16,000    1,041,600
                                                                      ----------
                                                                       6,108,026
                                                                      ----------
Media - 1.5%
Liberty Media Corp. Class A (b)                              81,850      694,088
                                                                      ----------
Mining - 4.5%
Barrick Gold Corp.                                           74,200    1,418,704
Rio Tinto PLC ADR                                             6,600      692,142
                                                                      ----------
                                                                       2,110,846
                                                                      ----------

Oil & Gas - 9.3%
ConocoPhillips                                               15,162    1,194,311
Kerr-McGee Corp.                                             36,100    1,895,250
Transocean, Inc. (b)                                         42,800    1,215,520
                                                                      ----------
                                                                       4,305,081
                                                                      ----------
Paper Products - 1.9%
International Paper Co.                                      20,300      877,569
                                                                      ----------
Steel Manufacturing/Products - 1.1%
Posco ADR                                                    13,800      500,664
                                                                      ----------
Telecommunications - 5.2%
BellSouth Corp.                                              36,050      976,595
Motorola, Inc.                                               64,650    1,029,874
Sprint Corp.                                                 23,000      429,640
                                                                      ----------
                                                                       2,436,109
                                                                      ----------
Transportation - 1.7%
Union Pacific Corp.                                          14,000      788,760
                                                                      ----------
Transportation equipment - 0.8%
Delphi Corp.                                                 40,100      381,351
                                                                      ----------
Total Common Stocks                                                   43,275,989
                                                                      ----------
Investment Companies - 6.6%
HSBC Investor Money Market Fund Class I Shares *          3,066,285    3,066,285
                                                                      ----------
Total Investment Companies                                             3,066,285
                                                                      ----------
Total (Cost $45,197,779) (a) - 99.6%                                  46,342,274
                                                                      ==========

----------
Percentages indicated are based on net assets of $46,532,620.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $1,957,241
Unrealized depreciation         (812,746)
                              ----------
Net unrealized appreciation   $1,144,495
                              ==========

(b) Represents non-income producing security.

 *  Investment in Affiliate

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds


By: /s/ Richard A. Fabietti
    ------------------------------------
    Richard A. Fabietti
    President

Date: September 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Anthony L. Mercure
    ------------------------------------
    Anthony L. Mercure
    Treasurer

Date: September 29, 2004


By: /s/ Richard A. Fabietti
    ------------------------------------
    Richard A. Fabietti
    President

Date: September 29, 2004



                            STATEMENT OF DIFFERENCES
                            ------------------------

The section symbol shall be expressed as ................................ 'SS'